[NATIONS FUNDS LOGO]


Managed
Index(SM)
Funds


Annual Report For The
Year Ended March 31, 1998


                                                               [PICTURE OF TREE]

                                                      Investments For A Lifetime

                                                                         Nations
                                                                   Managed Value
                                                                      Index Fund

                                                                         Nations
                                                                   Managed Index
                                                                            Fund

                                                                         Nations
                                                                Managed SmallCap
                                                                Value Index Fund

                                                                         Nations
                                                                Managed SmallCap
                                                                      Index Fund

                         [BACKGROUND DEPICTING BASKETS]



















This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners, Boatmen's Capital
Management, Inc. and Marsico
Capital Management, LLC.


-----------------
[DOWNWARD ARROW]
    NOT FDIC-
     INSURED
-----------------
  May Lose Value
-----------------
No Bank Guarantee
-----------------

Presidents'
Message
                         Dear Shareholder:

                         The past 12 months have been very rewarding for many investors. Even with domestic markets feeling the effects of the Asian financial crisis, the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) -- a widely known indicator of stock market activity -- returned 47.98%.*

                         Even though the markets have experienced recent success, the prudent investor realizes these conditions cannot continue indefinitely. While the markets have continued to perform well during the first three months of 1998, we encourage you to consider:

                         -- BUILDING A DIVERSIFIED PORTFOLIO. A portfolio
                            comprised of different types of
                            investments -- stocks, bonds, money market instruments -- has the potential to serve you best in volatile markets.

                         -- CHOOSING AN INVESTMENT STRATEGY THAT COMPLEMENTS
                            YOUR LIFESTYLE AND FINANCIAL OBJECTIVES, and maintaining that strategy as you pursue your investment goals.

                         -- INVESTING FOR THE LONG TERM. If you can afford to
                            invest throughout inevitable market fluctuations, you should benefit since historically, market prices have generally gone up over the long term. This is often a better strategy than attempting to "time" the market.

                         -- INVESTING ON A REGULAR BASIS. This technique, known
                            as dollar-cost averaging, may enable you to buy more shares when prices are lower and fewer when prices are higher. Systematic investing generally provides an easy, disciplined way to increase your assets.

                            Such a strategy does not assure a profit and does not protect against loss in declining markets. Since this strategy involves continuous investment in securities regardless of fluctuating price levels, you should carefully consider your financial ability to continue your purchases through periods of declining price levels.

                         Following these guidelines may help you create an investment portfolio with the potential to make the most of current market conditions, as well as those to come.

                         With Nations Funds as a component of that portfolio, your investment is part of over $33 billion in assets under management. We are very pleased with the overall performance of the Funds over the past 12 months. Please refer to the individual fund commentary for performance results.

                         NEW OPPORTUNITIES FOR YOUR DIVERSIFIED PORTFOLIO
                         We have continued to expand the Nations Funds family of funds, including the addition of two new growth funds managed by Tom Marsico, one of

                         * The S&P 500 Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Presidents'
Message continued...

                         the most respected portfolio managers in the industry. Mr. Marsico is widely known in the investment community for having managed the Janus Twenty Fund and Janus Growth and Income Fund; during his tenure of nearly 10 years at Janus, these Funds grew from $7 million in assets to more than $7 billion.

                         In addition, we created Nations Annuity Trust, which consists of eight investment portfolios that serve as underlying investment vehicles for annuity products. One of those products, Nations Variable Annuity issued by Hartford Life Insurance Company, is now available for your long-term tax-deferred investing needs.

                         RECOGNITION FOR SUPERIOR SHAREHOLDER SERVICES
                         The Nations Funds product line and its performance, however, lacks importance if it isn't backed by helpful, professional services to its shareholders. That's why, among all the Funds' accomplishments this year, we are particularly proud of the recognition the industry bestowed on Nations Funds.

                         In its first year as a participant in the annual survey conducted by DALBAR, Inc. -- an independent research firm that measures customer service and establishes benchmarks in the financial services industry -- Nations Funds was honored with the Key Honors Award for superior customer service. This award "designates those firms that demonstrate their commitment to the shareholder by providing consistently solid service."

                         NATIONS FUNDS PROVIDES INVESTMENTS FOR A LIFETIME
                         We want to thank you for your confidence in Nations Funds, and for making them part of your investment strategy. As we strive to provide an ever-diverse range of investment products, we recognize that the strongest, most important asset is you, the shareholder.

                         Sincerely,


                                     /s/ A. Max Walker                                /s/ Robert H. Gordon
                                     A. Max Walker                                    Robert H. Gordon
                                     President and Chairman                           President
                                     of the Board                                     NationsBanc Advisors, Inc.

                         March 31, 1998

                         P.S.: If you have any questions or comments on your annual report or the information in it, please contact us at 1-800-321-7854 or send us a message from the Nations Funds Web Site at
                         WWW.nationsbank.com/nationsfunds.

Table
Of
Contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     ECONOMIC OVERVIEW                                               4
                                     PORTFOLIO MANAGER COMMENTARY
                                     Nations Managed Value Index Fund                                6
                                     Nations Managed Index Fund                                     10
                                     Nations Managed SmallCap Value Index Fund                      14
                                     Nations Managed SmallCap Index Fund                            18
                                     FINANCIAL STATEMENTS
                                     Schedule of Investments                                        22
                                     Statements of Assets and Liabilities                           43
                                     Statements of Operations                                       45
                                     Statements of Changes in Net Assets                            46
                                     Schedule of Capital Stock Activity                             48
                                     Financial Highlights                                           50
                                     Notes to Financial Statements                                  58
                                     ---------------------------------------------------------------------------------

                                         Nations Funds                [DALBAR KEY HONORS LOGO]
                                         Recognized For               DALBAR, Inc., is a well-respected research firm
                                         Outstanding                  that measures customer service levels and
                                         Customer Service             establishes benchmarks in the financial services
                                                                      industry.
                                         In recognition of our
                                         commitment to retail
                                         shareholders through
                                         consistently providing
                                         superior customer service,
                                         Nations Funds was awarded
                                         DALBAR Key Honors in 1997.
                                     ---------------------------------------------------------------------------------

The
Nations Funds
Family At A Glance

   STABILITY
----------------                          CURRENT INCOME
----------------------------------------------------------------------------------
                                                                                         GROWTH & INCOME
                                                                                     -----------------------


MONEY               SHORTER              INTERMEDIATE             LONGER TERM          LARGE CAPITALIZATION
MARKET              MATURITY             MATURITY                 DOMESTIC             VALUE FUNDS
FUNDS               BOND FUNDS           BOND FUNDS               AND GLOBAL
                                                                  BOND FUNDS
------------------------------------------------------------------------------------------------------------
- Nations           - Nations Short-    - Nations                - Nations Global      - Nations
  Prime Fund          Intermediate        Strategic Fixed          Government            Value Fund
                      Government          Income Fund              Income Fund
- Nations Government  Fund                                                             - Nations
  Money Market                          - Nations                - Nations               Managed
  Fund              - Nations             Government               Diversified           Value Index
                      Short-Term          Securities Fund          Income Fund           Fund
- Nations             Income Fund
  Treasury Fund                         - Nations                - Nations             - Nations

- Nations Tax       - Nations Short-      Intermediate             U.S. Government       Equity Income
  Exempt Fund         Term Municipal      Municipal                Bond Fund             Fund
                      Income Fund         Bond Fund
                                                                 - Nations             - Nations
                                        - Nations                  Municipal             Balanced Assets
                                          State-Specific           Income Fund           Fund
                                          Intermediate
                                          Municipal Bond         - Nations
                                          Funds                    State-Specific
                                                                   Long-Term
                                                                   Municipal Bond
                                                                   Funds

                                                         RISK (VARIABILITY)
                                                         POTENTIAL RETURN
2

                                                            [NATIONS FUNDS LOGO]
                                                  Investments For A Lifetime(SM)



  GROWTH & INCOME
-------------------------
                        GROWTH
----------------------------------------------------------
                                                                      AGGRESSIVE GROWTH
                                       -------------------------------------------------------------------------------

LARGE              LARGE                                  MID                  SMALL
CAPITALIZATION     CAPITALIZATION      INTERNATIONAL      CAPITALIZATION       CAPITALIZATION      REGION-SPECIFIC
FUNDS              GROWTH FUNDS        EQUITY FUNDS       FUNDS                FUNDS               INTERNATIONAL FUNDS
----------------------------------------------------------------------------------------------------------------------
- Nations       - Nations              - Nations          - Nations          - Nations             - Nations
  Marsico         Marsico Focused        International      Emerging           Small Company         Emerging
  Growth          Equities Fund          Growth Fund        Growth Fund        Growth Fund           Markets Fund
  & Income
  Fund          - Nations              - Nations                             - Nations             - Nations
                  Disciplined            International                         Managed               Pacific Growth
- Nations         Equity Fund            Equity Fund                           SmallCap              Fund
  Managed                                                                      Index Fund
  Index Fund    - Nations
                  Capital Growth                                             - Nations
                  Fund                                                         Managed
                                                                               SmallCap
                                                                               Value Index
                                                                               Fund


The Nations Funds family also includes Nations Equity Index Fund, which seeks investment results that correspond, before fees and expenses, to the total return of the Standard and Poor's 500 Composite Stock Price Index.

LIFEGOAL PORTFOLIOS

- LifeGoal Income and Growth Portfolio
- LifeGoal Balanced Growth Portfolio
- LifeGoal Growth Portfolio

Economic
Overview
                         For the 12-month period ended March 31, 1998, economic conditions in the United States were stellar, fueling a steady rise in the financial markets and giving investors plenty to cheer about.

                         Economic activity was robust, and the pace of growth for the year was the fastest of the current expansion, which is now entering its eighth year. With business booming, corporate profits rose by more than 10%. Nearly three million new jobs were created, sending the national unemployment rate down to a 30-year low of 4.6%. What's more, in this high employment environment, U.S. workers have enjoyed rising wages.

                         Fortunately, the inflationary impact of rising labor costs has been more than offset by other strong forces. In fact, overall inflation was almost nonexistent for the reporting period, with the Consumer Price Index, the most commonly used measure of inflation at the retail level, up less than 2%. Meanwhile, wholesale inflation actually dropped over the past 12 months.

                         What explains the economic balancing act that allows for continual growth without the threat of inflation? The answer is that the United States is benefiting from a moderate economic expansion, driven by capital spending that is expanding capacity rather than pressuring it. Productivity gains have been impressive, and inflation is being subdued by increasingly global markets for labor and products, along with a freer world trade environment. As long as these trends remain in place, our economy should continue to grow while experiencing stable prices for goods and services. We remain bullish about long-term economic prospects in the United States.

                         These ideal economic conditions have helped propel the financial markets to new significant highs. During the past 12 months, the Dow Jones Industrial Average* broke through the 7,000 and 8,000 barriers, closing the period at 8,799.81 -- up over 35%. Even more amazing is that the Dow soared by over 20% for the third year in a row, an unprecedented feat for the blue-chip average. All other domestic stock indexes rose as well, some higher than others. By all measures, the past year was a rewarding one for stock investors.

                         * The Dow Jones Industrial Average is a price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                         Source for all statistical data -- TradeStreet Investment Associates, Inc.

                         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Economic
Overview continued...

                         With news on the inflation front remaining positive, the bond market also performed well during the period. Interest rates drifted to lower levels and bond values rose accordingly. This translated into attractive results for bond funds, with total returns generally ranging from 9% to 12% for the period.

                         Looking ahead, the next several months will likely be dominated by news about the financial crisis in Asia and its impact on U.S. companies. However, we do not expect the so-called "Asian contagion" to cause U.S. economic conditions to deteriorate. We believe the positive cyclical themes of 1997 -- moderate growth, low inflation and continued profit growth -- will remain intact in the year ahead, and we remain optimistic that the expansion will continue uninterrupted.

                         The U.S. economy has climbed to a level envied by most other countries in the world. For stock investors in particular, the view from this lofty perch is spectacular. Could our markets soar to even higher levels? Yes, as long as favorable conditions remain in place.

                         But investors must remember that stock markets do not go up indefinitely. Today, our challenge is to fight off the euphoria that can often accompany a bull market and remind ourselves that investing is a long-term endeavor. Historically, stocks have risen over time, but there have been plenty of ups and downs along the way. The next stock market correction may be out there, even if we can't see any dark clouds yet.

                         On behalf of Nations Funds shareholders, we will keep our eye on the horizon.

                         E. KEITH WIRTZ, CFA
                         CHIEF INVESTMENT OFFICER
                         TRADESTREET INVESTMENT ASSOCIATES, INC.

                         March 31, 1998

Nations
Managed Value Index
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. MOSER SHARES HIS VIEWS ON NATIONS MANAGED VALUE INDEX FUND'S PERFORMANCE FOR THE PERIOD FROM NOVEMBER 24, 1997 THROUGH MARCH 31, 1998, AND HIS CURRENT OUTLOOK.


PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT PHILOSOPHY AND STYLE.
Jeffrey C. Moser, CFA, is             Unlike traditional index funds, Nations Managed Value Index
Senior Portfolio Manager of           Fund has an active management overlay. We believe that by
Nations Managed Value Index           minimizing exposure to unattractive securities and carefully
Fund and Senior Product               seeking to reduce portfolio risk, while maintaining the
Manager, Equity Management for        characteristics of S&P/BARRA Value Index, we can provide
TradeStreet Investment                investors with the potential for positive incremental
Associates, Inc., investment          performance relative to the benchmark index. We believe that
sub-adviser to the Fund.              our carefully structured process also reduces the risk of
                                      underperforming the Index. In addition, we employ various
INVESTMENT OBJECTIVE                  techniques, such as limiting portfolio turnover, to try to
The Fund seeks, over the long         manage capital gains distributions.
term, to provide a total return       NATIONS MANAGED VALUE INDEX FUND WAS INTRODUCED IN NOVEMBER
that (gross of fees and               1997. HOW HAS IT PERFORMED SINCE ITS INCEPTION?
expenses) exceeds the total           The Fund (Primary A Shares) provided an absolute return of
return of the Standard & Poor's       13.78% since inception on November 24, 1997. It should be
500/BARRA Value Index                 very attractive to investors looking for a fund that can
(S&P/BARRA Value Index).**            serve as the core large-capitalization value holding in
PERFORMANCE REVIEW                    their asset allocation strategies.
Nations Managed Value Index           The Fund's since-inception return modestly trailed the 14.7%
Fund commenced operations on          return of the S&P/BARRA Value Index. The primary source of
November 24, 1997. From its           underperformance was poor stock selection in the consumer
inception through March 31,           staples sector. The Fund's return from stocks within that
1998, Primary A Shares of the         sector was 11.9%, while the Index's consumer staples sector
Fund provided a total return of       return was 19.2%. In particular, the Fund did not own Lowes
13.78%.***                            Companies or Albertsons, both strong performers.
                                      Also, the Fund was modestly overweighted in the basic
                                      materials sector. This negatively impacted returns since
                                      basic materials was an underperforming group.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The S&P/BARRA Value Index is an unmanaged,
                                      market-capitalization-weighted index comprised of a subset of stocks of the S&P 500 Index with low price-to-book ratios relative to the S&P 500 Index as a whole. It is unavailable for investment. "Standard & Poor's" and "Standard & Poor's
                                      500" are trademarks of The McGraw-Hill Companies, Inc.
                                      ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Managed Value Index
Fund Portfolio Manager Commentary continued...

                                      On the positive side, the Fund benefited by carrying a
                                      modest overweighting in Ford Motor Company, Maytag and
                                      Viacom. Each was up over 50% during the period.+
                                      THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS TO
                                      PROVIDE A TOTAL RETURN THAT (GROSS OF FEES AND EXPENSES)
                                      EXCEEDS THE TOTAL RETURN OF THE S&P/BARRA VALUE INDEX.
                                      PLEASE ELABORATE.
                                      The subset of stocks comprising the S&P/BARRA Value Index
                                      have low price-to-book ratios -- calculated by taking the
                                      current stock price and dividing it by the book
                                      value -- relative to the Standard & Poor's 500 Composite
                                      Stock Price Index (S&P 500 Index)++ as a whole and are
                                      considered value-oriented stocks. The Fund is not attempting to outperform the S&P 500 Index. Rather, the Fund seeks to outperform only a portion of it -- the value-oriented stocks of the S&P 500 Index.

THE FUND IS DESIGNED TO SEEK TO       The performance of the value funds in the S&P 500 Index has
OUTPERFORM THE S&P/BARRA VALUE        generally been cyclical. In the past three to four years,
INDEX, AND HAS THE POTENTIAL TO       the growth stocks of the index have had an edge. But, if
OUTPERFORM THE S&P 500 INDEX.         history is any guide, value investing should eventually
                                      produce the potential for above-average returns. Should that happen, the Fund is designed to seek to outperform the
                                      S&P/BARRA Value Index, and has the potential to outperform the S&P 500 Index.
                                      In addition, we manage the Fund to provide the added
                                      advantage of tax management to attempt to limit capital
                                      gains distributions to shareholders.
                                      WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE IN THE
                                      COMING YEAR?
                                      Again, historically, there's been a cyclical pattern to
                                      growth and value investing in which one outperforms and the other underperforms. We have been in a market the past few years that has favored growth stocks. Due to the cyclical
                                      history of the market, we believe value investing is now
                                      more attractive than in the recent past. Our reasoning
                                      behind this opinion is illustrated in the comparison of the price-to-earnings -- calculated by taking a company's
                                      forecasted 12-month earnings per share and dividing it by
                                      the current stock share price -- and price-to-book ratios of the S&P/BARRA Growth Index and the S&P/BARRA Value Index.
                                      The tremendous difference in these ratios between the growth and value indexes, in our view, favors investing in the
                                      stocks of the S&P/BARRA Value Index.
                                      +Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.
                                      ++The S&P 500 Index is an unmanaged,
                                      market-capitalization-weighted index consisting of 500
                                      common stocks that measures the market value of 400
                                      industrial stocks, 60 transportation and utility company
                                      stocks and 40 financial issues. It is unavailable for
                                      investment.

Nations
Managed Value Index
Fund

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 4.1% Automobile and                                                             -----------------------------------------
      Truck Manufacturers----------------------                                    1  Exxon Corporation               3.6%
                                                                                 -----------------------------------------
 5.1% Insurance----------------------------                                        2  Royal Dutch Petroleum Company,
                                                                                     ADR                             2.5%
 5.2% Financial Services-----------------                                        -----------------------------------------
                                                                                   3  AT&T Corporation                2.4%
 6.6% Electric Power-------------------      [PIE CHART]                        -----------------------------------------
                                                                                   4  Ford Motor Company              1.9%
 6.7% Utilities - Telephone----------                                            -----------------------------------------
                                                                                   5  International Business
 9.4% Oil - International--------------                                               Machines Corporation            1.9%
                                                                                 -----------------------------------------
12.5% Banks------------------------------                                          6  Disney (Walt) Company           1.5%
                                                                                 -----------------------------------------
50.4% Other------------------------------------                                    7  Travelers Group Inc.            1.5%
                                                                                 -----------------------------------------
                                                                                   8  BellSouth Corporation           1.5%
                                                                                 -----------------------------------------
                                                                                   9  Mobil Corporation               1.5%
                                                                                 -----------------------------------------
                                                                                  10  BankAmerica Corporation         1.5%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS OF
MARCH 31, 1998, ARE SUBJECT TO CHANGE
AND MAY NOT BE REPRESENTATIVE OF CURRENT HOLDINGS.

Nations
Managed Value Index
Fund Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)
Assumes the reinvestment of all distributions

               Measurement Period                      Managed Value             S&P/BARRA Value
             (Fiscal Year Covered)                  Index Fund $11,378            Index $11,838
Nov. 24 1997                                               10000                      10000
1997                                                       10271                      10612
Mar. 31 1998                                               11378                      11838

Investor C Shares (as of 3/31/98)
Assumes the reinvestment of all distributions

               Measurement Period                      Managed Value             S&P/BARRA Value
             (Fiscal Year Covered)                  Index Fund $11,369            Index $11,838
Nov. 24 1997                                               10000                      10000
1997                                                       10271                      10612
Mar. 31 1998                                               11369                      11838



                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (11/24/97 through 3/31/98)     13.78%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor C
                                                                Shares of Nations Managed Value Index
                                                                Fund from the date each class of shares
                                                                was first offered. Figures for the
                                                                S&P/BARRA Value Index, an unmanaged,
                                                                market-capitalization-weighted index
                                                                comprised of a subset of stocks of the
                                                                S&P 500 Index, include reinvestment of
                                                                dividends. It is unavailable for
                                                                investment. The performance shown
                                                                reflects the performance of Primary A
                                                                and Investor C Shares. The performance
                                                                of Investor A shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor C Shares
                                                                Since Inception
                                                                (11/24/97 through 3/31/98)     13.69%

  TOTAL RETURN (AS OF 3/31/98)


                                                                   PRIMARY A            INVESTOR A           INVESTOR C
Inception Date                                                     11/24/97             11/24/97             11/24/97

---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                                                    13.78%               13.68%               13.69%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

Nations
Managed Index
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. GOLDEN SHARES HIS VIEWS ON NATIONS MANAGED INDEX FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998, AND HIS CURRENT OUTLOOK.


PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT PHILOSOPHY AND STYLE.
Greg W. Golden is Portfolio           Unlike traditional index funds, Nations Managed Index Fund
Manager of Nations Managed            has an active management overlay. We believe that by
Index Fund and Structured             minimizing exposure to unattractive securities and carefully
Products Manager, Equity              seeking to reduce portfolio risk, while maintaining the
Management for TradeStreet            characteristics of the S&P 500 Index, we can provide
Investment Associates, Inc.,          investors with the potential for positive incremental
investment sub-adviser to the         performance relative to the benchmark index. We believe that
Fund.                                 our carefully structured process also reduces the risk of
INVESTMENT OBJECTIVE                  underperforming the Index. In addition, we employ various
The Fund seeks, over the long         techniques, such as limiting portfolio turnover, to try to
term, to provide a total return       manage capital gains distributions.
that (gross of fees and
expenses) exceeds the total           HOW DID THE FUND PERFORM DURING THE FISCAL YEAR ENDING MARCH
return of the Standard & Poor's       31, 1998?
500 Composite Stock Price Index       With a return of 47.54%, Nations Managed Index Fund (Primary
(S&P 500 Index).**                    A Shares) slightly underperformed the S&P 500 Index, which
PERFORMANCE REVIEW                    returned 47.98% during the fiscal year ended March 31, 1998.
For the 12-month period ended         The Fund substantially outperformed its Lipper Growth and
March 31, 1998, Nations Managed       Income Funds Universe, which returned on average 40.15% over
Index Fund Primary A Shares           the same period.+
provided a total return of
47.54%.***                            THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                      THE LONG TERM, TO PROVIDE A TOTAL RETURN THAT (GROSS OF FEES
                                      AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P 500 INDEX.
                                      PLEASE ELABORATE.
                                      Our stock selection process is based on a straight-forward approach that screens every stock within the S&P 500 Index.
                                      We underweight or eliminate the least attractive securities and modestly emphasize the most attractive securities, while keeping the overall characteristics of the portfolio in line with the Index. While we seek to eliminate the least
                                      attractive securities, we would not eliminate a stock if it is a major portion of the S&P 500 Index.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The S&P 500 Index is an unmanaged,
                                      market-capitalization-weighted index consisting of 500
                                      common stocks that measures the market value of 400
                                      industrial stocks, 60 transportation and utility company
                                      stocks and 40 financial issues. It is unavailable for
                                      investment. "Standard & Poor's" and "Standard & Poor's 500"
                                      are trademarks of The McGraw-Hill Companies, Inc.
                                      ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.
                                      +Lipper Analytical Services, Inc., an independent mutual
                                      fund performance monitor. Funds included in the Lipper
                                      Growth and Income Funds Universe combine a growth of
                                      earnings orientation and income requirement for level and/or rising dividends.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Managed Index
Fund Portfolio Manager Commentary continued...

                                      For example, we would not eliminate a stock like Microsoft
                                      Corporation or General Electric Company because these stocks are such large components of the S&P 500 Index; to reduce
                                      risk, we would maintain some exposure in these stocks
                                      regardless of their performance. Conversely, we will not
                                      overweight a stock in the portfolio by more than 30 basis
                                      points of the benchmark index, with 100 basis points
                                      equaling 1.0%.++
THE FUND SUBSTANTIALLY                We also seek to minimize the distribution of capital gains
OUTPERFORMED ITS LIPPER GROWTH        to the shareholder, limiting portfolio turnover to no more
AND INCOME FUNDS PEER GROUP.          than 25% per year. To further manage realized capital gains, the Fund employs the "Highest In First Out" (HIFO)
                                      accounting methodology. This strategy enables us, when
                                      "trimming" Fund holdings of a security, to sell first those specific shares with the highest tax basis to reduce the
                                      amount of the recognized capital gain.
                                      In addition, we also manage realized capital gains by
                                      practicing tax-loss harvesting+++. When we calculate the
                                      stocks sold at a gain, we may choose to sell other portfolio securities at a loss. This offsets gains against losses,
                                      neutralizing the cumulative gain and reducing overall
                                      current tax liability.
                                      WHICH SECTORS PROVED FAVORABLE FOR THE FUND AND WHICH PROVED
                                      UNFAVORABLE?
                                      The Fund was modestly overweighted in financial services,
                                      consumer durables and capital goods, the top three sectors of the S&P 500 Index. However, the Fund was underweighted in consumer non-durables and materials & services, which also performed well.
OUR STOCK SELECTION PROCESS IS        The Fund was overweighted in energy stocks, which paid off
BASED ON A STRAIGHT-FORWARD           very handsomely until the fourth quarter, when energy prices
APPROACH THAT SCREENS EVERY           declined. The Fund was also overweighted in transportation
STOCK WITHIN THE S&P 500 INDEX.       stocks, whose positive showing was tied to the movement of energy stocks. According to our quantitative screening
                                      process, the health care sector has become more attractive than it was in 1997, and we have adjusted the portfolio
                                      accordingly.
                                      WHAT DO YOU ANTICIPATE FOR THE COMING YEAR?
                                      We are in an unprecedented market environment due to low
                                      inflation, high company productivity and an efficient
                                      economy. Though we may not see as good a year as we had this past year, we still expect positive returns relative to
                                      other types of investments.
                                      ++Portfolio holdings were current as of March 31, 1998, are subject to change and may not be representative of current holdings.
                                      +++Tax-loss harvesting is a method whereby a mutual fund
                                      may, at times, sell portfolio securities in order to realize capital losses.

Nations
Managed Index
Fund

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

                                                                                 TOP TEN HOLDINGS (AS A % OF NET ASSETS AS
 3.9% Insurance----------------------------------                                OF 3/31/98)
                                                                                 -----------------------------------------
 4.4% Computer Related----------------------                                       1  General Electric Company        3.2%
                                                                                 -----------------------------------------
 5.0% Oil - International--------------                                            2  Microsoft Corporation           2.4%
                                                                                 -----------------------------------------
 5.3% Financial Services----------                                                 3  Coca-Cola Company               2.1%
                                              [PIE CHART]                        -----------------------------------------
 6.6% Drugs-----------------------                                                 4  Exxon Corporation               1.9%
                                                                                 -----------------------------------------
 7.0% Utilities - Telephone------------                                            5  Merck & Company Inc.            1.7%
                                                                                 -----------------------------------------
 8.0% Bank----------------------------------                                       6  Pfizer, Inc.                    1.4%
                                                                                 -----------------------------------------
59.8% Other--------------------------------------                                  7  Intel Corporation               1.4%
                                                                                 -----------------------------------------
                                                                                   8  Wal-Mart Stores Inc.            1.3%
                                                                                 -----------------------------------------
                                                                                   9  Royal Dutch Petroleum
                                                                                      Company, ADR                    1.3%
                                                                                 -----------------------------------------
                                                                                  10  AT&T Corporation                1.3%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Managed Index
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

               Measurement Period                      Managed Index           S&P 500 Composite
             (Fiscal Year Covered)                     Fund $17,738          Stock Price Index $17,752
July 31 1996                                               10000                        10000
                                                           10744                        10785
1996                                                       11700                        11684
                                                           12022                        11998
                                                           14066                        14090
                                                           15257                        15146
1997                                                       15614                        15580
Mar. 31 1998                                               17738                        17752

Investor C Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

               Measurement Period                      Managed Index          S&P 500 Composite Stock
             (Fiscal Year Covered)                     Fund $17,621            Price Index $17,752
July 31 1996                                               10000                      10000
                                                           10744                      10785
1996                                                       11688                      11684
                                                           12011                      11998
                                                           14025                      14090
                                                           15194                      15146
1997                                                       15540                      15580
Mar. 31 1998                                               17621                      17752

_____ S&P 500 Composite Stock Price Index
- - - Managed Index Fund


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (7/31/96 through 3/31/98)    41.04%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor C
                                                                Shares of Nations Managed Index Fund
                                                                from the date each class of shares was
                                                                first offered. Figures for the Standard
                                                                & Poor's 500 Composite Stock Price
                                                                Index, an unmanaged index of 500 widely
                                                                held common stocks, include
                                                                reinvestment of dividends. It is
                                                                unavailable for investment.
                                                                The performance shown reflects the
                                                                performance of Primary A and Investor C
                                                                shares. The performance of Primary B
                                                                and Investor A shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor C Shares
                                                                Since Inception
                                                                (7/31/96 through 3/31/98)      40.48%

  TOTAL RETURN (AS OF 3/31/98)

                                                         PRIMARY A         PRIMARY B         INVESTOR A        INVESTOR C
Inception Date                                           7/31/96           7/31/96**         7/31/96           7/31/96
-----------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                       47.54%            46.88%            47.21%            46.71%
-----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                                          41.04%            40.66%            40.78%            40.48%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

**Please note that the performance shown for Primary B Shares includes the performance for Primary A Shares from their date of inception (7/31/96) through 9/4/97, plus the performance for Primary B Shares from their date of inception (9/4/97) through 3/31/98.

Nations
Managed SmallCap Value Index
Fund  Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. MOSER SHARES HIS VIEWS ON NATIONS MANAGED SMALLCAP VALUE INDEX FUND'S PERFORMANCE FOR THE PERIOD FROM NOVEMBER 24, 1997 THROUGH MARCH 31, 1998, AND HIS CURRENT OUTLOOK.


PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT PHILOSOPHY AND VALUE
Jeffrey C. Moser, CFA, is             STYLE.
Senior Portfolio Manager of           Unlike traditional index funds, Nations Managed SmallCap
Nations Managed SmallCap Value        Index Fund has an active management overlay. We believe that
Index Fund and Senior Portfolio       by minimizing exposure to unattractive securities and
Manager, Equity Management for        carefully seeking to reduce portfolio risk, while
TradeStreet Investment                maintaining the characteristics of the S&P/BARRA SmallCap
Associates, Inc., investment          Value Index, we can provide investors with the potential for
sub-adviser to the Fund.              positive incremental performance relative to the benchmark
INVESTMENT OBJECTIVE                  index. We believe that our carefully structured process also
The Fund seeks, over the long         reduces the risk of underperforming the index. In addition,
term, to provide a total return       we employ various techniques, such as limiting portfolio
that (gross of fees and               turnover, to try to manage capital gains distributions.
expenses) exceeds the total           NATIONS MANAGED SMALLCAP VALUE INDEX FUND WAS INTRODUCED IN
return of the Standard & Poor's       NOVEMBER 1997. HOW HAS IT PERFORMED SINCE ITS INCEPTION?
SmallCap 600/ BARRA Value Index       The Fund (Primary A Shares) provided an absolute return of
(S&P/ BARRA SmallCap Value            14.88% since inception on November 24, 1997. It should be
Index).**                             very attractive to investors looking for a fund that can
PERFORMANCE REVIEW                    serve as the core small-capitalization value holding in
Nations Managed SmallCap Value        their asset allocation strategies.
Index Fund commenced operations       The Fund's since inception return slightly trailed the 15.6%
on November 24, 1997. From its        return of the S&P/ BARRA SmallCap Value Index. The
inception through March 31,           best-returning sectors in the Fund were capital goods and
1998, Primary A Shares of the         construction (up 24.6%), financial (up 23.9%) and health
Fund provided a total return of       care (up 21.2%).+
14.88%.***                            Surprisingly, within the small-capitalization value asset
                                      class, technology was the worst performing sector. However, the Fund's technology sector return was -1.0%. The Fund
                                      benefited by being underweighted in the technology sector.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The S&P/BARRA SmallCap Value Index is an unmanaged,
                                      market-capitalization-weighted index comprised of a subset of stocks of the S&P SmallCap 600 Index with low
                                      price-to-book ratios relative to the S&P SmallCap 600 Index as a whole. It is unavailable for investment. "Standard &
                                      Poor's" and "Standard & Poor's 500" are trademarks of The
                                      McGraw-Hill Companies, Inc.
                                      ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.
                                      +Portfolio characteristics were current as of March 31,
                                      1998, are subject to change and may not be representative of current holdings.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      BECAUSE SMALL COMPANIES HAVE NARROWER MARKETS AND LIMITED
                                      FINANCIAL RESOURCES AND THEIR STOCKS ARE NOT AS WIDELY
                                      TRADED AS LARGE COMPANY STOCKS, THEIR SHARE PRICE WILL BE
                                      MORE VOLATILE.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Managed SmallCap Value Index
Fund  Portfolio Manager Commentary* continued...


                                      THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                      THE LONG TERM, TO PROVIDE A TOTAL RETURN THAT (GROSS OF FEES
                                      AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P/BARRA
                                      SMALLCAP VALUE INDEX. PLEASE ELABORATE.
                                      The subset of stocks in the S&P/BARRA SmallCap Value Index have low price-to-book ratios -- calculated by taking the
                                      current stock price and dividing it by the book
                                      value -- relative to the S&P SmallCap 600 Index+ as a whole and are considered value-oriented stocks. We are not
                                      attempting to outperform the S&P SmallCap 600 Index. Rather, the Fund seeks to outperform only a portion of it -- the
                                      value-oriented stocks of this small capitalization index.
                                      The performance of small-capitalization stocks compared to large-capitalization stocks has generally been cyclical. For the past several years, large capitalization companies have had a significant edge. But, if history is any guide,
                                      small-capitalization stocks should eventually produce the
                                      potential for above average returns. Should that happen, the
                                      Fund is designed to seek to outperform the S&P/BARRA
                                      SmallCap Value Index.
                                      In addition, we manage the Fund to provide the added benefit of tax management to attempt to limit the capital gains
                                      distributions to shareholders.
                                      WHAT INVESTMENT OPPORTUNITIES DO YOU ANTICIPATE IN THE
                                      COMING YEAR?
                                      Again, historically, there's been a cyclical pattern to
                                      large-capitalization and small-capitalization investing in which one outperforms and the other underperforms. We have been in a market the past few years that has favored
                                      large-capitalization stocks. Due to the cyclical history of the market, we feel small-capitalization investing is now
                                      more attractive than in the recent past.
                                      As just one illustration of this cyclical phenomenon, look at how 1997's Asian financial crisis is beginning to affect the domestic market. U.S. companies are beginning to feel
                                      the effects of the Asian financial crisis, particularly in their exports to Asia. This could influence large-
                                      capitalization companies much more than small-capitalization companies, which would benefit the Fund going forward.
                                      +The S&P SmallCap 600 Index is an unmanaged,
                                      market-capitalization-weighted index consisting of 600
                                      common stocks. It is unavailable for investment.

Nations
Managed SmallCap Value Index
Fund
   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

                                                                                 TOP TEN HOLDINGS
 3.4% Retail Speciality-----------------------------                             (AS A % OF NET ASSETS AS OF 3/31/98)
                                                                                 -----------------------------------------
 3.5% Medical Services-------------------------                                    1  American Bankers Insurance
                                                                                      Group Inc.                      1.5%
 3.9% Restaurant and Lodging--------------                                       -----------------------------------------
                                                                                   2  Sterling Software Inc.          1.4%
 4.6% Apparel and Textiles-----------                                            -----------------------------------------
                                                  [PIE CHART]                      3  Fremont General Corporation     1.3%
 4.6% Construction-------------------                                            -----------------------------------------
                                                                                   4  Integrated Health Services
 6.4% Financial Services------------------                                            Inc.                            1.2%
                                                                                 -----------------------------------------
 8.5% Insurance--------------------------------                                    5  Mohawk Industries Inc.          1.1%
                                                                                 -----------------------------------------
65.1% Other-----------------------------------------                               6  Enhance Financial Services
                                                                                      Group                           1.0%
                                                                                 -----------------------------------------
                                                                                   7  Texas Industries Inc.           1.0%
                                                                                 -----------------------------------------
                                                                                   8  World Color Press, Inc.         1.0%
                                                                                 -----------------------------------------
                                                                                   9  Deposit Guaranty Trust          0.9%
                                                                                 -----------------------------------------
                                                                                  10  Devon Energy Corporation        0.9%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Managed SmallCap Value Index
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

               Measurement Period                  Managed SmallCap Value     S&P/BARRA SmallCap Value
             (Fiscal Year Covered)                  Index Fund $11,488           Index $11,517
Nov. 24 1997                                               10000                       10000
1997                                                       10413                       10340
Mar. 31 1998                                               11488                       11517

Investor C Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

               Measurement Period                  Managed SmallCap Value     S&P/BARRA SmallCap Value
             (Fiscal Year Covered)                  Index Fund $11,471            Index $11,517
Nov. 24 1997                                               10000                       10000
1997                                                       10410                       10340
Mar. 31 1998                                               11471                       11517

_____ S&P/BARRA SmallCap Value Index
- - - Managed SmallCap Value Index Fund


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (11/24/97 through 3/31/98)   14.88%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor C
                                                                Shares of Nations Managed SmallCap
                                                                Value Index Fund from the date each
                                                                class of shares was first offered.
                                                                Figures for the S&P/BARRA SmallCap
                                                                Value Index, an unmanaged,
                                                                market-capitalization-weighted index
                                                                comprised of a subset of stocks of the
                                                                S&P SmallCap 600 Index, include
                                                                reinvestment of dividends. It is
                                                                unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor C
                                                                Shares. The performance of Investor A
                                                                Shares may vary based on the
                                                                differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor C Shares
                                                                Since Inception
                                                                (11/24/97 through 3/31/98)   14.71%

  TOTAL RETURN (AS OF 3/31/98)

                                                                PRIMARY A         INVESTOR A        INVESTOR C
Inception Date                                                  11/24/97          11/24/97          11/24/97
------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                                                 14.88%            14.79%            14.71%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

Nations
Managed SmallCap Index
Fund Portfolio Manager Commentary*

                        IN THE FOLLOWING INTERVIEW, MR. GOLDEN SHARES HIS VIEWS ON NATIONS MANAGED SMALLCAP INDEX FUND'S PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 1998, AND HIS CURRENT OUTLOOK.

PORTFOLIO MANAGER                     PLEASE DESCRIBE THE FUND'S INVESTMENT PHILOSOPHY AND STYLE.
Greg W. Golden is Senior              Unlike traditional index funds, Nations Managed SmallCap
Portfolio Manager of Nations          Index Fund has an active management overlay. We believe that
Managed SmallCap Index Fund and       by minimizing exposure to unattractive securities and
Structured Products Manager,          carefully seeking to reduce portfolio risk, while
Equity Management for                 maintaining the characteristics of the S&P SmallCap 600
TradeStreet Investment                Index, we can provide investors with the potential for
Associates, Inc., investment          positive incremental performance relative to the benchmark
sub-adviser to the Fund.              index. We believe that our carefully structured process also
INVESTMENT OBJECTIVE                  reduces the risk of underperforming the Index. In addition,
The Fund seeks, over the long         we employ various techniques, such as limiting portfolio
term, to provide a total return       turnover, to try to manage capital gains distributions.
that (gross of fees and               HOW DID THE FUND PERFORM DURING THE YEAR ENDING MARCH 31,
expenses) exceeds the total           1998?
return of the Standard & Poor's       With a return of 47.71%, Nations Managed SmallCap Index Fund
SmallCap 600 Index (S&P               (Primary A Shares) slightly outperformed the S&P SmallCap
SmallCap 600 Index).**                600 Index, which returned 47.68%. The Fund also outperformed
PERFORMANCE REVIEW                    the Lipper SmallCap Funds Universe, which returned 43.53%+.
For the 12-month period ended         In particular, the consumer non-durables and finance sectors
March 31, 1998, Nations Managed       performed very well in terms of stock selection and group
SmallCap Index Fund Primary A         weighting. The stock selection in the materials & services,
Shares provided a total return        capital goods and consumer durables sectors was also
of 47.71%.***                         positive. Stock selection was not as strong in the
                                      transportation and utilities sectors.
                                      THE INVESTMENT OBJECTIVE STATES THAT THE FUND SEEKS, OVER
                                      THE LONG TERM, TO PROVIDE A TOTAL RETURN THAT (GROSS OF FEES
                                      AND EXPENSES) EXCEEDS THE TOTAL RETURN OF THE S&P SMALLCAP
                                      600 INDEX. PLEASE ELABORATE.
                                      Our stock selection process is based on a straight-forward approach that screens every stock within the S&P SmallCap
                                      600 Index. We underweight or eliminate the least attractive securities and modestly emphasize the most attractive
                                      securities while keeping the overall characteristics of the portfolio in line with the Index.
                                      *The outlook of this Fund's portfolio manager may differ
                                      from that presented for other Nations Funds mutual funds.
                                      **The S&P SmallCap 600 Index is an unmanaged,
                                      market-capitalization-weighted index consisting of 600
                                      common stocks. It is unavailable for investment. "Standard &
                                      Poor's" and "S&P SmallCap 600" are trademarks of The
                                      McGraw-Hill Companies, Inc.
                                      ***The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.
                                      +Lipper Analytical Services, Inc., an independent mutual
                                      funds performance monitor. Funds included in the Lipper
                                      SmallCap Funds Universe invest primarily in companies with market capitalizations of less than $1 billion at time of
                                      purchase.
                                      Source for all statistical data -- TradeStreet Investment
                                      Associates, Inc.
                                      BECAUSE SMALL COMPANIES HAVE NARROWER MARKETS AND LIMITED
                                      FINANCIAL RESOURCES AND THEIR STOCKS ARE NOT AS WIDELY
                                      TRADED AS LARGE COMPANY STOCKS, THEIR SHARE PRICE WILL BE
                                      MORE VOLATILE.
                                      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Nations
Managed SmallCap Index
Fund Portfolio Manager Commentary continued...

WHILE WE SEEK TO ELIMINATE THE        While we seek to eliminate the least attractive securities,
LEAST ATTRACTIVE SECURITIES, WE       we would not eliminate a stock if it is a major portion of
WOULD NOT ELIMINATE A STOCK IF        the Index.
IT IS A MAJOR PORTION OF THE
INDEX.                                We also seek to minimize the distribution of capital gains to the shareholder. We seek to keep portfolio turnover to no more than 25% per year. To further manage capital gains, the
                                      Fund employs the "Highest In First Out" (HIFO) accounting
                                      methodology. This strategy enables us, when trimming fund
                                      holdings of a security, to first sell those specific shares with the highest tax basis to reduce the amount of the
                                      recognized capital gain.
                                      In addition, we also manage capital gains by practicing
                                      tax-loss harvesting.++ When we calculate the stocks sold at a gain, we may choose to sell other portfolio securities at a loss. This offsets gains against losses, neutralizing the cumulative gain and reducing overall current tax liability.
                                      WHICH SECTORS PROVED FAVORABLE FOR THE FUND AND WHICH PROVED
                                      UNFAVORABLE?
                                      The Fund was overweighted in financials, whose strong
                                      performance benefited the Fund due to industry consolidation and low interest rates. Falling energy prices also affected
                                      Nations Managed SmallCap Index Fund. The Fund was
                                      overweighted in energy, which paid off very handsomely until the fourth quarter. The Fund was also overweighted in
                                      transportation stocks, whose positive showing was tied to
                                      the movement of energy stocks.+++
WE BELIEVE 1998 COULD BE A VERY       WHAT DO YOU ANTICIPATE FOR THE COMING YEAR?
STRONG YEAR FOR                       We are bullish on the small cap market. Considering the
SMALL-CAPITALIZATION STOCKS.          expected growth rates compared to current valuations, we
                                      believe 1998 could be a very strong year for
                                      small-capitalization stocks.
                                      ++Tax-loss harvesting is a method whereby a mutual fund may, at times, sell portfolio securities in order to realize
                                      capital losses.
                                      +++Portfolio characteristics were current as of March 31,
                                      1998, are subject to change and may not be representative of current characteristics.

Nations
Managed SmallCap Index
Fund
      PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/98)

[PIE CHART]

                                                                                 TOP TEN HOLDINGS
                                                                                 (AS A % OF NET ASSETS AS OF 3/31/98)
 3.4%  Retail - Specialty                                                        -----------------------------------------
                                                                                   1  ICN Pharmacy Services, Inc.     0.9%
 3.5%  Construction                                                              -----------------------------------------
                                                                                   2  Sterling Software Inc.          0.9%
 3.9%  Banks                                                                     -----------------------------------------
                                                                                   3  Keane Inc.                      0.8%
 3.9%  Medical Services                                                          -----------------------------------------
                                                                                   4  American Bankers Insurance
 4.1%  Apparel & Textiles                                                             Group Inc.                      0.7%
                                                                                 -----------------------------------------
 5.4%  Insurance                                                                   5  Legg Mason Inc.                 0.7%
                                                                                 -----------------------------------------
 7.2%  Financial Services                                                          6  Ross Stores, Inc.               0.7%
                                                                                 -----------------------------------------
68.6%  Other                                                                       7  Deposit Guaranty Corporation    0.6%
                                                                                 -----------------------------------------
                                                                                   8  First Commercial Corporation    0.6%
                                                                                 -----------------------------------------
                                                                                   9  Integrated Health Services,
                                                                                      Inc.                            0.6%
                                                                                 -----------------------------------------
                                                                                  10  Ethan Allen Interiors, Inc.     0.6%
                                                                                 -----------------------------------------
                                                                                 THE TOP TEN HOLDINGS ARE PRESENTED TO
                                                                                 ILLUSTRATE EXAMPLES OF THE INDUSTRIES AND
                                                                                 SECURITIES IN WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT AS
OF MARCH 31, 1998, ARE SUBJECT TO
CHANGE AND MAY NOT BE REPRESENTATIVE
OF CURRENT HOLDINGS.

Nations
Managed SmallCap Index
Fund  Performance
   GROWTH OF $10,000 INVESTMENT

Primary A Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

               Measurement Period                  Managed SmallCap Index        S&P SmallCap 600
             (Fiscal Year Covered)                     Fund $14,569               Index $14,556
Oct. 15 1996                                               10000                      10000
1996                                                       10317                      10544
                                                            9863                       9935
                                                           11603                      11708
                                                           13412                      13575
1997                                                       13203                      13129
Mar. 31 1998                                               14569                      14556

Investor C Shares (as of 3/31/98)
Assumes the reinvestment of all distributions.

               Measurement Period                  Managed SmallCap Index        S&P SmallCap 600
             (Fiscal Year Covered)                     Fund $14,496               Index $14,556
Oct. 15 1996                                               10000                      10000
1996                                                       10317                      10544
                                                            9854                       9935
                                                           11588                      11708
                                                           13383                      13575
1997                                                       13158                      13129
Mar. 31 1998                                               14496                      14556

_____ S&P SmallCap 600 Index
- - - Managed SmallCap Index Fund


                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Primary A Shares
                                                                Since Inception
                                                                (10/15/96 through 3/31/98)   29.41%
                                                                The charts to the left show the growth
                                                                in value of a hypothetical $10,000
                                                                investment in Primary A and Investor C
                                                                Shares of Nations Managed SmallCap
                                                                Index Fund from the date each class of
                                                                shares was first offered. Figures for
                                                                the S&P SmallCap 600 Index, an
                                                                unmanaged, market-
                                                                capitalization-weighted index
                                                                consisting of 600 common stocks,
                                                                include reinvestment of dividends. It
                                                                is unavailable for investment. The
                                                                performance shown reflects the
                                                                performance of Primary A and Investor C
                                                                Shares. The performance of Primary B
                                                                and Investor A Shares may vary based on
                                                                the differences in sales loads and fees
                                                                paid by the shareholders investing in
                                                                each class.
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                Investor C Shares
                                                                Since Inception
                                                                (10/15/96 through 3/31/98)     28.96%

  TOTAL RETURN (AS OF 3/31/98)

                                                          PRIMARY A         PRIMARY B         INVESTOR A      INVESTOR C
Inception Date                                            10/15/96          10/15/96          10/15/96          10/15/96
------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                                        47.71%            47.04%            47.35%            47.10%
------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
Since Inception                                           29.41%            28.88%            29.06%            28.96%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser, which have the effect of increasing total return.

NATIONS FUNDS
Nations Managed Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 SHARES                                                  VALUE
-----------------------------------------------------------------
COMMON STOCKS -- 96.3%
           AEROSPACE AND DEFENSE -- 2.6%
   2,050   Boeing Company..........................    $  106,856
     100   General Dynamics Corporation............         8,612
     400   Lockheed Martin Corporation.............        45,000
      50   Northrop Grumman Corp. .................         5,372
      63   Raytheon Company Class A................         3,583
     750   Raytheon Company Class B................        43,781
     400   United Technologies Corporation.........        36,925
                                                       ----------
                                                          250,129
                                                       ----------
           APPAREL AND TEXTILES -- 0.9%
      50   Liz Claiborne Inc. .....................         2,494
     200   Nike Inc., Class B......................         8,850
     550   Springs Industries Inc. ................        30,215
     800   V.F. Corporation........................        42,050
                                                       ----------
                                                           83,609
                                                       ----------
           AUTOMOBILE AND TRUCK MANUFACTURERS -- 4.1%
   1,400   Chrysler Corporation....................        58,187
   2,900   Ford Motor Company......................       187,956
   1,700   General Motors Corporation..............       114,643
     450   ITT Industries..........................        17,128
     400   PACCAR, Inc. ...........................        23,825
                                                       ----------
                                                          401,739
                                                       ----------
           AUTOMOBILE PARTS MANUFACTURERS -- 1.0%
     950   Cooper Tire & Rubber....................        22,562
     250   Dana Corporation........................        14,546
     350   Eaton Corporation.......................        33,315
     300   Goodyear Tire & Rubber Company..........        22,725
                                                       ----------
                                                           93,148
                                                       ----------
           BANKS -- 12.5%
   1,385   Banc One Corporation....................        87,601
   1,750   BankAmerica Corporation.................       144,593
     450   BankBoston Corporation..................        49,612
     650   Bank of New York Inc. ..................        40,828
     350   Bankers Trust N.Y. Corporation..........        42,109
   1,000   Citicorp................................       142,000
     550   Comerica Inc. ..........................        58,196
     350   CoreStates Financial Corporation........        31,412
     700   First Chicago Corporation NBD...........        61,688
   1,350   First Union Corporation.................        76,612
     950   Fleet Financial Group Inc. .............        80,809
     700   KeyCorp. ...............................        26,469
     400   Mellon Bank Corporation.................        25,400
     400   Morgan (J.P.) & Company Inc. ...........        53,725
     200   National City Corporation...............        14,662
   1,128   Nationsbank Corporation.................        82,273
   1,650   Norwest Corporation.....................        68,578
     450   PNC Bank Corporation....................        26,971
     250   Republic New York Corporation...........        33,343
     450   SunTrust Banks Inc. ....................        33,918
     350   Wachovia Corporation....................        29,684
                                                       ----------
                                                        1,210,483
                                                       ----------
           BEVERAGES -- 0.2%
     450   Coors (Adolph) Company, Class B.........        15,750
     200   Seagram Company, Ltd. ..................         7,638
                                                       ----------
                                                           23,388
                                                       ----------

 SHARES                                                  VALUE
-----------------------------------------------------------------
           CHEMICALS -- BASIC -- 1.7%
     300   Air Products & Chemicals Inc. ..........    $   24,862
     550   Dow Chemical Company....................        53,488
     750   Goodrich (B.F.) Company.................        38,297
     400   PPG Industries, Inc. ...................        27,175
     400   Union Carbide Corporation...............        20,050
                                                       ----------
                                                          163,872
                                                       ----------
           CHEMICALS -- SPECIALTY -- 0.3%
     800   Morton International Inc., Industries...        26,250
                                                       ----------
           COAL, GAS AND PIPELINE -- 0.3%
     450   Coastal Corporation.....................        29,306
                                                       ----------
           COMPUTER RELATED -- 3.4%
     400   Data General Corporation+...............         7,075
     600   Digital Equipment Corporation+..........        31,387
   1,250   Hewlett-Packard Company.................        79,218
   1,750   International Business Machines
            Corporation............................       181,781
     350   Seagate Technology+.....................         8,838
     550   Silicon Graphics+.......................         7,666
     950   Unisys Corporation+.....................        18,050
                                                       ----------
                                                          334,015
                                                       ----------
           CONSTRUCTION -- 0.7%
     400   Case Corporation........................        27,250
     550   Centex Corporation......................        20,969
     450   Pulte Corporation.......................        20,925
                                                       ----------
                                                           69,144
                                                       ----------
           CONTAINERS -- 0.2%
     400   Crown Cork & Seal Inc. .................        21,400
                                                       ----------
           DIVERSIFIED -- 1.2%
     950   Allied Signal Corp. ....................        39,900
     400   Loews Corporation.......................        41,700
     450   Textron, Inc. ..........................        34,650
                                                       ----------
                                                          116,250
                                                       ----------
           DRUGS -- 0.5%
   1,000   Pharmacia & Upjohn Inc. ................        43,750
                                                       ----------
           ELECTRIC POWER -- 6.6%
     900   American Electric Power Inc. ...........        45,225
     550   Apache Corp. ...........................        20,212
     950   Baltimore Gas & Electric Company........        31,053
     850   Carolina Power & Light Company..........        38,462
   1,000   Consolidated Edison Company New York
            Inc. ..................................        46,750
   1,400   Dominion Resources Inc..................        58,800
     550   DTE Energy Company......................        21,622
     650   Duke Energy Corporation.................        38,715
   1,600   Edison International....................        47,000
     600   FPL Group Inc. .........................        38,550
     850   GPU, Inc. ..............................        37,612
     100   Northern States Power Corporation.......         5,900
     950   PacifiCorp..............................        23,394
   1,100   PECO Energy Company.....................        24,337
     950   PG&E Corporation........................        31,350
   1,000   PP&L Resources Inc. ....................        23,625
     800   Public Service Enterprise Group.........        30,300

                       SEE NOTES TO FINANCIAL STATEMENTS.
    22

NATIONS FUNDS
Nations Managed Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
-----------------------------------------------------------------
           ELECTRIC POWER -- (CONTINUED)
   1,550   Southern Company........................    $   42,916
     850   Texas Utilities Company.................        33,415
                                                       ----------
                                                          639,238
                                                       ----------
           ELECTRICAL EQUIPMENT -- 0.5%
     750   Emerson Electric Company................        48,891
                                                       ----------
           ELECTRONICS -- 1.7%
     400   AMP, Inc. ..............................        17,525
     550   Harris Corporation......................        28,669
     550   LSI Logic Corporation+..................        13,888
   1,100   Motorola, Inc. .........................        66,688
     350   National Semiconductor Corporation+.....         7,328
     550   Rockwell International Corporation......        31,556
                                                       ----------
                                                          165,654
                                                       ----------
           ENVIRONMENTAL -- 1.1%
     950   Browning-Ferris Industries Inc. ........        30,994
     750   Johnson Controls Inc. ..................        45,516
   2,200   Laidlaw Inc., Class B+..................        34,925
                                                       ----------
                                                          111,435
                                                       ----------
           EXPLORATION AND DRILLING -- 0.4%
     400   Burlington Resources Inc. ..............        19,175
     750   Helmerich & Payne, Inc. ................        23,438
                                                       ----------
                                                           42,613
                                                       ----------
           FINANCIAL SERVICES -- 5.2%
     800   American General Corporation............        51,750
      50   Cincinnati Financial Corp. .............         6,263
     400   Countrywide Credit Industries, Inc. ....        21,275
   1,300   Federal Home Loan Mortgage Corporation..        61,669
     450   First Data Corporation..................        14,625
     450   Green Tree Financial Corporation........        12,797
     100   Household International Inc. ...........        13,775
     600   Merrill Lynch & Company Inc. ...........        49,800
   1,050   Morgan Stanley Dean Witter & Company....        76,519
   2,489   Travelers Group Inc. ...................       149,340
     150   Wells Fargo & Company...................        49,688
                                                       ----------
                                                          507,501
                                                       ----------
           FOOD PRODUCERS -- 0.3%
   1,200   Archer-Daniels-Midland Company..........        26,325
                                                       ----------
           FOOD RETAILERS -- 0.7%
     900   American Stores Company.................        23,400
     400   Great Atlantic & Pacific Tea Inc. ......        12,100
     750   SuperValu Inc. .........................        34,969
                                                       ----------
                                                           70,469
                                                       ----------
           FURNITURE AND APPLIANCES -- 0.9%
     550   Black & Decker Corporation..............        29,184
     400   Maytag Corporation......................        19,125
     600   Whirlpool Corporation...................        41,138
                                                       ----------
                                                           89,447
                                                       ----------
           INSURANCE -- 5.1%
   1,200   Allstate Corporation....................       110,325
      50   Chubb Corporation.......................         3,919

 SHARES                                                  VALUE
-----------------------------------------------------------------
           INSURANCE -- (CONTINUED)
     150   CIGNA Corporation.......................    $   30,750
     800   Conseco Inc. ...........................        45,300
     150   General Re Corporation..................        33,094
     550   Hartford Financial Services Group,
            Inc. ..................................        59,675
     200   Lincoln National Corporation Ltd. ......        16,975
     550   MBIA, Inc. .............................        42,625
     400   Providian Corporation...................        22,975
     550   St. Paul Companies Inc. ................        49,019
     350   SunAmerica, Inc. .......................        16,756
     600   Torchmark Corporation...................        27,488
   1,300   USF&G Corporation.......................        32,419
                                                       ----------
                                                          491,320
                                                       ----------
           MACHINERY AND EQUIPMENT -- 2.7%
     700   Ball Corp. .............................        22,925
     850   Caterpillar Inc. .......................        46,803
     400   Cincinnati Milacron.....................        12,750
     300   Cooper Industries Inc. .................        17,831
     350   Cummins Engine Inc. ....................        19,294
     300   Deere & Company.........................        18,581
     750   Ingersoll-Rand Company..................        35,953
     300   KLA Instruments Corporation+............        11,475
     200   NACCO Industries, Inc., Class A.........        26,800
     650   Parker-Hannifin Corporation.............        33,313
     600   Timken Company..........................        20,288
                                                       ----------
                                                          266,013
                                                       ----------
           MEDIA -- 1.9%
   1,300   CBS Corporation.........................        44,119
     200   Clear Channel Communication+............        19,600
   1,150   Time Warner Inc. .......................        82,800
   1,000   US West Media+..........................        34,750
                                                       ----------
                                                          181,269
                                                       ----------
           MEDICAL PRODUCTS AND SUPPLIES -- 0.1%
     350   United States Surgical Corporation......        11,550
                                                       ----------
           MEDICAL SERVICES -- 1.6%
   1,700   Columbia/HCA Healthcare Corporation.....        54,825
     450   Humana Inc.+............................        11,166
   1,000   Tenet Healthcare Corporation+...........        36,313
     800   United Healthcare Corporation...........        51,800
                                                       ----------
                                                          154,104
                                                       ----------
           METALS AND MINING -- 1.3%
     850   Alcan Aluminum Ltd. ....................        26,563
     550   Aluminum Company of America.............        37,847
   1,200   Barrick Gold Corp. .....................        25,950
     600   Cyprus Amax Minerals Company............         9,975
     350   Phelps Dodge Corporation................        22,597
                                                       ----------
                                                          122,932
                                                       ----------
           OIL -- DOMESTIC -- 3.5%
   1,000   Amoco Corporation.......................        86,375
     550   Ashland Oil, Inc. ......................        31,144
     550   Atlantic Richfield Company..............        43,244
     350   Columbia Energy Group...................        27,213
     100   Kerr-McGee Corporation..................         6,956
     900   Occidental Petroleum Corporation........        26,381
     350   Pennzoil Company........................        22,619

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
-----------------------------------------------------------------
           OIL -- DOMESTIC -- (CONTINUED)
     850   Phillips Petroleum Company..............    $   42,447
     450   Sun Company, Inc. ......................        18,394
     950   USX-Marathon Group......................        35,744
                                                       ----------
                                                          340,517
                                                       ----------
           OIL -- INTERNATIONAL -- 9.4%
   1,100   Chevron Corporation.....................        88,344
   5,200   Exxon Corporation.......................       351,650
   1,900   Mobil Corporation.......................       145,588
   4,300   Royal Dutch Petroleum Company, ADR......       244,294
   1,300   Texaco Inc. ............................        78,325
                                                       ----------
                                                          908,201
                                                       ----------
           OIL SERVICES -- 0.7%
     800   Baker Hughes Inc. ......................        32,200
     150   Dresser Industries, Inc. ...............         7,209
     550   Enron Corporation.......................        25,506
     100   Western Atlas, Inc.+....................         7,738
                                                       ----------
                                                           72,653
                                                       ----------
           PAPER AND FOREST PRODUCTS -- 1.9%
     450   Champion International Corporation......        24,441
     350   Fort James Corporation..................        16,034
     450   Georgia-Pacific Corporation.............        29,138
     350   Georgia-Pacific (Timber Group)..........         8,991
     850   International Paper Company.............        39,791
     400   Potlatch Corporation....................        17,225
     400   Union Camp Corporation..................        23,900
     850   Westvaco Corporation....................        26,138
                                                       ----------
                                                          185,658
                                                       ----------
           PHOTO AND OPTICAL -- 0.4%
     600   Eastman Kodak Company...................        38,925
                                                       ----------
           PRINTING AND PUBLISHING -- 1.0%
     750   American Greetings Corporation, Class
            A......................................        34,500
     850   Donnelley (R.R.) & Sons.................        34,903
     800   Ikon Office Solutions Inc. .............        27,650
                                                       ----------
                                                           97,053
                                                       ----------
           PROFESSIONAL SERVICES -- 0.2%
     120   Cendant Corporation+....................         4,755
     300   Deluxe Corporation......................         9,881
                                                       ----------
                                                           14,636
                                                       ----------
           RECREATION -- 2.8%
     600   Brunswick Corporation...................        20,925
   1,400   Disney (Walt) Company...................       149,450
      50   Fleetwood Enterprises, Inc. ............         2,328
     450   Harrah's Entertainment Inc.+............        11,053
   1,000   Hasbro Inc. ............................        35,313
     900   Viacom Inc., (non-voting), Class B+.....        48,375
                                                       ----------
                                                          267,444
                                                       ----------
           RESTAURANTS AND LODGING -- 1.0%
   1,600   Darden Restaurants Inc. ................        24,900
   1,150   McDonald's Corporation..................        69,000
                                                       ----------
                                                           93,900
                                                       ----------

 SHARES                                                  VALUE
-----------------------------------------------------------------
           RETAIL -- DISCOUNT -- 0.7%
   2,250   Kmart Stores Corporation+...............    $   37,547
     600   Toys R Us Inc.+.........................        18,038
     300   Woolworth Corporation+..................         7,500
                                                       ----------
                                                           63,085
                                                       ----------
           RETAIL -- GENERAL -- 2.2%
   2,300   Charming Shoppes+.......................        10,925
     400   Costco Companies, Inc.+.................        21,350
     850   Dillards Inc. Class A...................        31,397
     950   Federated Department Stores Inc.+.......        49,222
     400   May Department Stores Company...........        25,400
     100   Nordstrom Inc. .........................         6,381
     400   Penney (J.C.) Company Inc. .............        30,275
     650   Sears, Roebuck & Company................        37,334
                                                       ----------
                                                          212,284
                                                       ----------
           RETAIL -- SPECIALTY -- 0.1%
     200   Pep Boys -- Manny, Moe & Jack...........         4,638
     150   Tandy Corporation.......................         7,050
                                                       ----------
                                                           11,688
                                                       ----------
           SAVINGS AND LOANS -- 0.8%
     600   Ahmanson (H.F.) & Company...............        46,500
     300   Golden West Financial Corporation.......        28,744
                                                       ----------
                                                           75,244
                                                       ----------
           SEMICONDUCTORS -- 0.1%
     350   Micron Technology, Inc.+................        10,172
                                                       ----------
           STEEL -- 0.7%
   1,350   Bethlehem Steel Corporation+............        18,309
     400   Inland Steel Industries, Inc. ..........        11,050
     400   Nucor Corporation.......................        21,775
     550   USX-U.S. Steel Group....................        20,763
                                                       ----------
                                                           71,897
                                                       ----------
           TELECOMMUNICATIONS -- 0.4%
     650   AirTouch Communications, Inc.+..........        31,809
     150   DSC Communications+.....................         2,728
     250   Scientific-Atlantic Inc. ...............         4,891
                                                       ----------
                                                           39,428
                                                       ----------
           TRANSPORTATION -- AIRLINES -- 0.9%
     350   AMR Corporation+........................        50,115
     300   Delta Air Lines, Inc. ..................        35,475
                                                       ----------
                                                           85,590
                                                       ----------
           TRANSPORTATION -- RAILROADS -- 1.0%
     350   Burlington Northern Santa Fe Inc. ......        36,400
     300   CSX Corporation.........................        17,850
     600   Norfolk Southern Corporation............        22,425
     400   Union Pacific Corporation...............        22,475
                                                       ----------
                                                           99,150
                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    24

NATIONS FUNDS
Nations Managed Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
-----------------------------------------------------------------
           TRUCKING AND SHIPPING -- 0.8%
     640   FDX Corporation+........................    $   45,520
     950   Ryder Systems Inc. .....................        36,100
                                                       ----------
                                                           81,620
                                                       ----------
           UTILITIES -- NATURAL GAS -- 1.0%
     350   Consolidated Natural Gas Company........        20,191
     600   NICOR Inc. .............................        25,350
     400   Pacific Enterprises.....................        16,325
   1,050   Williams Companies Inc. ................        33,600
                                                       ----------
                                                           95,466
                                                       ----------
           UTILITIES -- TELEPHONE -- 6.7%
     750   ALLTEL Corporation......................        32,766
   3,600   AT&T Corporation........................       236,250
   2,200   BellSouth Corporation...................       148,638
   1,200   MCI Communications Corporation..........        59,400
     750   Sprint Corporation......................        50,766
     850   U.S. West Inc. .........................        46,538
   2,000   WorldCom Inc.+..........................        86,125
                                                       ----------
                                                          660,483
                                                       ----------
           WASTE DISPOSAL -- 0.3%
     850   Waste Management Inc. ..................        26,192
                                                       ----------
           TOTAL COMMON STOCKS
           (Cost $8,351,231).......................     9,346,530
                                                       ----------

 SHARES                                                  VALUE
-----------------------------------------------------------------
INVESTMENT COMPANY -- 2.8% (Cost $268,000)
 268,000   Nations Cash Reserves(a).................   $  268,000
                                                       ----------
TOTAL INVESTMENTS
 (Cost $8,619,231*)..........................   99.1%   9,614,530
OTHER ASSETS AND
 LIABILITIES (NET)...........................    0.9       89,406
                                               -----   ----------
NET ASSETS...................................  100.0%  $9,703,936
                                               =====   ==========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $1,020,846 and gross depreciation of $25,553 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $8,619,237.

+  Non-income producing security.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
COMMON STOCKS -- 99.1%
            AEROSPACE AND DEFENSE -- 1.7%
   34,600   Boeing Company........................    $  1,803,525
    7,500   General Dynamics Corporation..........         645,937
    9,500   Lockheed Martin Corporation...........       1,068,750
    3,200   Northrop Grumman Corporation..........         343,800
   23,700   Raytheon Company, Class B.............       1,383,487
    8,200   TRW Inc. .............................         452,025
   11,600   United Technologies Corporation.......       1,070,825
                                                      ------------
                                                         6,768,349
                                                      ------------
            APPAREL AND TEXTILES -- 0.4%
    6,100   Liz Claiborne Inc. ...................         304,237
    2,900   Reebok International Ltd.+............          88,450
    1,100   Russell Corporation...................          29,494
    4,000   Springs Industries Inc. ..............         219,750
   15,900   V.F. Corporation......................         835,744
                                                      ------------
                                                         1,477,675
                                                      ------------
            AUTOMOBILE AND TRUCK MANUFACTURERS -- 2.4%
   41,900   Chrysler Corporation..................       1,741,469
   65,700   Ford Motor Company....................       4,258,181
   35,400   General Motors Corporation............       2,387,287
   17,400   ITT Industries........................         662,287
   12,600   PACCAR, Inc. .........................         750,487
                                                      ------------
                                                         9,799,711
                                                      ------------
            AUTOMOBILE PARTS MANUFACTURERS -- 0.9%
    6,900   Autozone Inc.+........................         233,737
   14,100   Cooper Tire & Rubber..................         334,875
    9,300   Dana Corporation......................         541,144
    9,800   Eaton Corporation.....................         932,837
    2,900   Echlin Inc. ..........................         152,069
   10,900   Goodyear Tire & Rubber Company........         825,675
   18,200   Navistar International Corporation+...         637,000
    3,500   Snap-On Inc. .........................         159,687
                                                      ------------
                                                         3,817,024
                                                      ------------
            BANKS -- 8.0%
   30,600   Banc One Corporation..................       1,935,450
   18,800   Bank of New York Inc. ................       1,180,875
   40,300   BankAmerica Corporation...............       3,329,787
    6,900   BankBoston Corporation................         760,725
    7,800   Bankers Trust N.Y. Corporation........         938,437
    6,800   BB&T Corporation......................         460,275
   21,300   Chase Manhattan Corporation...........       2,872,837
   22,000   Citicorp..............................       3,124,000
    7,500   Comerica Inc..........................         793,594
    5,500   CoreStates Financial Corporation......         493,625
    7,500   Fifth Third Bancorp...................         641,250
   14,100   First Chicago Corporation NBD.........       1,242,563
   34,800   First Union Corporation...............       1,974,900
   13,300   Fleet Financial Group Inc. ...........       1,131,331
    9,100   Huntington Bancshares.................         331,581
   20,200   KeyCorp...............................         763,812
   16,300   Mellon Bank Corporation...............       1,035,050
    6,800   Morgan (J.P.) & Company Inc. .........         913,325
   10,300   National City Corporation.............         755,119
    5,149   Nationsbank Corporation...............         375,555
    5,300   Northern Trust Corporation............         396,175
   39,300   Norwest Corporation...................       1,633,406
   19,700   PNC Bank Corporation..................       1,180,769
    9,100   Republic New York Corporation.........       1,213,713

 SHARES                                                  VALUE
------------------------------------------------------------------
            BANKS -- (CONTINUED)
    8,500   Summit Bancorp........................    $    425,531
    9,500   SunTrust Banks Inc. ..................         716,063
    9,700   U.S. Bancorp..........................       1,210,075
    5,500   Wachovia Corporation..................         466,469
                                                      ------------
                                                        32,296,292
                                                      ------------
            BEVERAGES -- 3.1%
   14,300   Anheuser-Busch Companies, Inc. .......         662,269
  111,900   Coca-Cola Company.....................       8,665,256
   11,900   Coors (Adolph) Company, Class B.......         416,500
   62,600   PepsiCo Inc. .........................       2,672,237
                                                      ------------
                                                        12,416,262
                                                      ------------
            BIO SPECIALTY PHARMACEUTICALS -- 0.1%
    7,200   Amgen Inc.+...........................         438,300
                                                      ------------
            CHEMICALS -- BASIC -- 2.3%
    5,500   Air Products & Chemicals Inc. ........         455,813
   10,500   Dow Chemical Company..................       1,021,125
   54,900   du Pont (E.I.) de Nemours & Company...       3,733,200
    4,000   Eastman Chemical Company..............         269,750
    1,600   FMC Corporation+......................         125,600
    6,800   Goodrich (B.F.) Company...............         347,225
    2,200   Great Lakes Chemical Corporation......         118,800
    2,600   Hercules, Inc. .......................         128,375
    3,800   Mallinckrodt Inc. ....................         150,100
   16,200   Monsanto Company......................         842,400
    8,200   PPG Industries, Inc. .................         557,088
    8,000   Praxair Inc. .........................         411,500
    2,900   Rohm & Haas Company...................         299,606
    5,200   Sigma-Aldrich.........................         193,700
    9,100   Union Carbide Corporation.............         456,138
                                                      ------------
                                                         9,110,420
                                                      ------------
            CHEMICALS -- SPECIALTY -- 0.2%
    5,500   Avery Dennison Corporation............         293,563
    3,400   Grace (W.R.) & Company................         284,538
    4,000   Morton International Inc.,
             Industries...........................         131,250
                                                      ------------
                                                           709,351
                                                      ------------
            COAL, GAS AND PIPELINE -- 0.2%
   10,900   Coastal Corporation...................         709,863
                                                      ------------
            COMPUTER RELATED -- 4.4%
    2,200   Ceridian Corporation+.................         118,663
   31,500   Cisco Systems, Inc.+..................       2,153,812
   76,700   Compaq Computer Corporation...........       1,984,613
    2,300   Data General Corporation+.............          40,681
   29,900   Dell Computer Corporation+............       2,025,725
   25,000   Digital Equipment Corporation+........       1,307,813
   24,700   EMC Corporation+......................         933,969
   42,700   Hewlett-Packard Company...............       2,706,112
    7,500   Honeywell, Inc. ......................         620,156
   47,000   International Business Machines
             Corporation..........................       4,882,125
    6,800   Seagate Technology+...................         171,700
   18,600   Sun Microsystems Inc.+................         775,969
                                                      ------------
                                                        17,721,338
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    26

NATIONS FUNDS
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            COMPUTER SERVICES -- 0.8%
    6,200   Automatic Data Processing Inc. .......    $    421,988
   10,200   Bay Networks Inc. ....................         276,675
   27,500   Computer Associates International
             Inc. ................................       1,588,125
    6,900   Computer Sciences Corporation+........         379,500
   24,900   Unisys Corporation+...................         473,100
                                                      ------------
                                                         3,139,388
                                                      ------------
            COMPUTER SOFTWARE -- 2.6%
    3,200   Adobe Systems Inc. ...................         144,600
    6,400   Apple Computer Inc.+..................         176,000
  108,900   Microsoft Corporation+................       9,746,550
   16,300   Oracle Systems Corporation+...........         514,469
                                                      ------------
                                                        10,581,619
                                                      ------------
            CONSTRUCTION -- 0.9%
    9,500   Case Corporation......................         647,187
   21,200   Centex Corporation....................         808,250
    2,500   Crane Company.........................         132,500
    3,700   Fluor Corporation.....................         184,075
   21,500   Kaufman & Broad Home Corporation......         700,094
    8,100   Masco Corporation.....................         481,950
   13,400   Pulte Corporation.....................         623,100
    6,600   Sherwin-Williams Company..............         234,300
                                                      ------------
                                                         3,811,456
                                                      ------------
            CONTAINERS -- 0.1%
    3,100   Crown Cork & Seal Inc. ...............         165,850
    6,800   Owens-Illinois, Inc.+.................         294,100
                                                      ------------
                                                           459,950
                                                      ------------
            COSMETICS AND TOILETRY -- 1.8%
   21,300   Gillette Company......................       2,528,044
   58,000   Proctor & Gamble Company..............       4,893,750
                                                      ------------
                                                         7,421,794
                                                      ------------
            DIVERSIFIED -- 1.2%
   14,400   Aeroquip-Vickers Inc. ................         832,500
   13,500   Allied Signal Corp....................         567,000
    7,800   Fortune Brands, Inc. .................         311,025
    7,200   Loews Corporation.....................         750,600
    8,200   Tenneco Inc. .........................         350,037
    8,000   Textron, Inc. ........................         616,000
   25,000   Tyco International Ltd. ..............       1,365,625
                                                      ------------
                                                         4,792,787
                                                      ------------
            DRUGS -- 6.6%
   26,800   American Home Products Corporation....       2,556,050
   40,500   Bristol-Myers Squibb Company..........       4,224,656
   43,000   Lilly (Eli) & Company.................       2,563,875
   54,800   Merck & Company Inc. .................       7,034,950
   57,500   Pfizer, Inc. .........................       5,732,031
   29,100   Schering-Plough Corporation...........       2,377,106
   10,700   Warner-Lambert Company................       1,822,344
                                                      ------------
                                                        26,311,012
                                                      ------------
            ELECTRIC POWER -- 3.2%
    6,100   Ameren Corp. .........................         256,962
    9,300   American Electric Power Inc. .........         467,325

 SHARES                                                  VALUE
------------------------------------------------------------------
            ELECTRIC POWER -- (CONTINUED)
    4,400   Apache Corp. .........................    $    161,700
   19,500   Baltimore Gas & Electric Company......         637,406
    7,000   Carolina Power & Light Company........         316,750
    9,400   Central & South West Corporation......         251,450
    5,300   CINergy Corporation...................         196,100
   20,100   Consolidated Edison Company Inc. .....         939,675
    8,900   Dominion Resources Inc. ..............         373,800
   21,800   DTE Energy Company....................         857,012
   17,000   Duke Energy Corporation...............       1,012,562
    4,000   Eastern Enterprises...................         172,000
   27,500   Edison International..................         807,813
   11,100   Entergy Corporation...................         330,225
   23,900   FirstEnergy Corporation...............         736,419
   10,500   FPL Group Inc. .......................         674,625
    6,100   GPU, Inc. ............................         269,925
   13,100   Houston Industries Inc. ..............         376,625
   20,000   Niagara Mohawk Power Corporation+.....         260,000
    3,200   Northern States Power Corporation.....         188,800
   14,900   PacifiCorp............................         366,912
   12,000   PECO Energy Company...................         265,500
   19,600   PG&E Corporation......................         646,800
    7,900   PP&L Resources Inc. ..................         186,637
   11,000   Public Service Enterprise Group.......         416,625
   28,500   Southern Company......................         789,094
   11,700   Texas Utilities Company...............         459,956
    9,900   Unicom Corporation....................         346,500
                                                      ------------
                                                        12,765,198
                                                      ------------
            ELECTRICAL EQUIPMENT -- 3.7%
   16,100   Emerson Electric Company..............       1,049,519
  149,900   General Electric Company..............      12,919,506
    6,600   Raychem Corporation...................         274,313
    8,100   Thomas & Betts Corporation............         518,400
                                                      ------------
                                                        14,761,738
                                                      ------------
            ELECTRONICS -- 0.9%
    2,800   AMP, Inc. ............................         122,675
   17,100   Applied Materials Inc.+...............         603,844
    3,900   Harris Corporation....................         203,288
   24,400   Motorola, Inc. .......................       1,479,250
   12,600   National Semiconductor Corporation+...         263,813
    9,900   Rockwell International Corporation....         568,013
   11,600   Tektronix Inc. .......................         517,650
                                                      ------------
                                                         3,758,533
                                                      ------------
            ENVIRONMENTAL -- 0.6%
   21,000   Browning-Ferris Industries Inc........         685,125
   10,300   Johnson Controls Inc. ................         625,081
   22,200   Laidlaw Inc., Class B.................         352,425
    5,500   LSI Logic Corporation+................         138,875
    2,200   Pioneer Hi Bred International.........         214,638
    9,500   Safety-Kleen Corporation..............         269,562
                                                      ------------
                                                         2,285,706
                                                      ------------
            EXPLORATION AND DRILLING -- 0.3%
    8,600   Burlington Resources Inc. ............         412,263
   28,600   Helmerich & Payne, Inc. ..............         893,750
                                                      ------------
                                                         1,306,013
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            FINANCIAL SERVICES -- 5.3%
   22,400   American Express Company..............    $  2,056,600
   15,300   American General Corporation..........         989,719
    2,600   Beneficial Corporation................         323,212
    2,600   Cincinnati Financial Corp. ...........         325,650
    5,300   Countrywide Credit Industries,
             Inc. ................................         281,894
   33,600   Federal Home Loan Mortgage
             Corporation..........................       1,593,900
   49,300   Federal National Mortgage
             Association..........................       3,118,225
    7,800   Green Tree Financial Corporation......         221,813
    5,000   Household International Inc. .........         688,750
   13,300   Lehman Brothers Holdings Inc. ........         995,837
    7,900   Marsh & McLennan Companies Inc. ......         689,769
   23,800   MBNA Corporation......................         852,337
   15,600   Merrill Lynch & Company Inc. .........       1,294,800
   34,700   Morgan Stanley Dean Witter Co.........       2,528,763
   12,800   Schwab (Charles) Corp. ...............         486,400
    8,100   State Street Corporation..............         551,306
    3,200   Transamerica Corporation..............         372,800
   53,400   Travelers Group Inc. .................       3,204,000
    2,900   Wells Fargo & Company.................         960,625
                                                      ------------
                                                        21,536,400
                                                      ------------
            FOOD PRODUCERS -- 1.5%
   26,900   Archer-Daniels-Midland Company........         590,119
   13,400   Campbell Soup Company.................         760,450
   11,700   ConAgra Inc. .........................         375,862
   11,200   Heinz (H.J.) Company..................         653,800
    9,900   Kellogg Company.......................         426,938
    6,400   Quaker Oats Company...................         366,400
   10,200   Sara Lee Corporation..................         628,575
   31,600   Unilever N.V., ADR....................       2,168,550
    1,340   Vlasic Foods International+...........          34,254
                                                      ------------
                                                         6,004,948
                                                      ------------
            FOOD RETAILERS -- 0.6%
   11,900   Alberton's Inc........................         626,237
   11,700   American Stores Company...............         304,200
    9,100   Great Atlantic & Pacific Tea Inc. ....         275,275
   15,000   Kroger Company+.......................         692,813
   12,600   SuperValu Inc. .......................         587,475
                                                      ------------
                                                         2,486,000
                                                      ------------
            FURNITURE AND APPLIANCES -- 0.5%
    2,200   Armstrong World Industries Inc. ......         190,437
    8,900   Black & Decker Corporation............         472,256
    9,300   Maytag Corporation....................         444,656
    4,100   Newell Company........................         198,594
    4,600   Stanley Works.........................         256,450
    8,600   Whirlpool Corporation.................         589,638
                                                      ------------
                                                         2,152,031
                                                      ------------
            INSURANCE -- 3.9%
    4,100   Aetna Inc. ...........................         342,094
   25,800   Allstate Corporation..................       2,371,987
   32,901   American International Group, Inc. ...       4,143,470
    8,100   Aon Corporation.......................         524,475
    8,400   Chubb Corporation.....................         658,350
    3,700   CIGNA Corporation.....................         758,500
   12,600   Conseco Inc. .........................         713,475
    3,900   General Re Corporation................         860,438
    5,700   Hartford Financial Services Group,
             Inc. ................................         618,450
    3,700   Jefferson-Pilot Corporation...........         329,069

 SHARES                                                  VALUE
------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
    5,000   Lincoln National Corporation Ltd. ....    $    424,375
    9,800   MBIA, Inc. ...........................         759,500
    5,700   MGIC Investment Corporation...........         374,419
    3,700   Progressive Corporation...............         498,344
    4,200   Providian Financial Corporation.......         241,237
    6,400   SAFECO Corporation....................         349,800
    4,300   St. Paul Companies Inc. ..............         383,237
    9,100   SunAmerica, Inc. .....................         435,663
    7,800   Torchmark Corporation.................         357,338
    7,000   UNUM Corporation......................         386,312
    5,100   USF&G Corporation.....................         127,181
                                                      ------------
                                                        15,657,714
                                                      ------------
            MACHINERY AND EQUIPMENT -- 2.3%
   13,400   Ball Corp.............................         438,850
   26,400   Caterpillar Inc. .....................       1,453,650
   12,000   Cincinnati Milacron Inc. .............         382,500
    7,200   Cooper Industries Inc. ...............         427,950
    8,500   Cummins Engine Inc. ..................         468,562
   17,100   Deere & Company.......................       1,059,131
   11,800   Dover Corporation.....................         448,400
    2,500   Grainger (W.W.), Inc. ................         257,031
    2,500   Harnischfeger Industries Inc. ........          85,469
   13,100   Illinois Tool Works Inc. .............         848,225
   17,700   Ingersoll-Rand Company................         848,494
    6,700   NACCO Industries, Inc., Class A.......         897,800
    2,400   National Services Industries Inc. ....         141,150
   15,900   Parker-Hannifin Corporation...........         814,875
    5,100   Thermo Electron Corporation+..........         205,913
   21,200   Timken Company........................         716,825
                                                      ------------
                                                         9,494,825
                                                      ------------
            MEDIA -- 1.2%
   16,200   CBS Corp. ............................         549,787
    3,900   Clear Channel Communications+.........         382,200
   11,800   Comcast Corporation, Class A..........         416,687
    9,900   HBO & Company.........................         597,713
    8,000   Omnicom Group Inc. ...................         376,500
   27,100   Time Warner Inc. .....................       1,951,200
   20,900   US West Media Group+..................         726,275
                                                      ------------
                                                         5,000,362
                                                      ------------
            MEDICAL PRODUCTS AND SUPPLIES -- 2.1%
   33,000   Abbott Laboratories...................       2,485,312
    6,600   Baxter International Inc. ............         363,825
    5,700   Becton, Dickinson & Company...........         387,956
    6,200   Biomet Inc. ..........................         186,000
    7,500   Guidant Corporation...................         550,312
   59,900   Johnson & Johnson.....................       4,391,419
    3,700   United States Surgical Corporation....         122,100
                                                      ------------
                                                         8,486,924
                                                      ------------
            MEDICAL SERVICES -- 0.6%
   14,200   Columbia/HCA Healthcare Corporation...         457,950
   18,900   HEALTHSOUTH Corporation+..............         530,381
    7,300   Humana Inc.+..........................         181,131
    3,200   Manor Care, Inc. .....................         118,400
   16,200   Tenet Healthcare Corporation+.........         588,263
    8,800   United Healthcare Corporation.........         569,800
                                                      ------------
                                                         2,445,925
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    28

NATIONS FUNDS
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            METALS AND MINING -- 0.3%
   12,200   Alcan Aluminum Ltd. ..................    $    381,250
    8,200   Aluminum Company of America...........         564,263
    2,800   Phelps Dodge Corporation..............         180,775
                                                      ------------
                                                         1,126,288
                                                      ------------
            OFFICE EQUIPMENT -- 0.6%
   14,100   Pitney Bowes Inc. ....................         707,644
   15,200   Xerox Corporation.....................       1,617,850
                                                      ------------
                                                         2,325,494
                                                      ------------
            OIL -- DOMESTIC -- 1.9%
    4,600   Amerada Hess Corporation..............         268,237
   23,800   Amoco Corporation.....................       2,055,725
   10,300   Ashland Oil, Inc. ....................         583,238
   15,200   Atlantic Richfield Company............       1,195,100
    2,200   Kerr-McGee Corporation................         153,037
   15,600   Occidental Petroleum Corporation......         457,275
    5,400   Oryx Energy Company+..................         140,400
    7,000   Pennzoil Company......................         452,375
   12,200   Phillips Petroleum Company............         609,237
   14,100   Sun Company, Inc. ....................         576,338
   12,100   Unocal Corporation....................         468,119
   13,900   USX-Marathon Group....................         522,987
                                                      ------------
                                                         7,482,068
                                                      ------------
            OIL -- INTERNATIONAL -- 5.0%
   31,200   Chevron Corporation...................       2,505,750
  116,400   Exxon Corporation.....................       7,871,550
   36,700   Mobil Corporation.....................       2,812,137
   92,700   Royal Dutch Petroleum Company, ADR....       5,266,519
   24,900   Texaco Inc. ..........................       1,500,225
   13,800   Union Pacific Resources Group Inc. ...         329,475
                                                      ------------
                                                        20,285,656
                                                      ------------
            OIL SERVICES -- 1.2%
   10,100   Baker Hughes Inc. ....................         406,525
   10,300   Dresser Industries, Inc. .............         495,044
   15,700   Enron Corporation.....................         728,087
   13,000   Halliburton Company...................         652,437
    8,900   Rowan Companies Inc.+.................         258,100
   24,300   Schlumberger Ltd. ....................       1,840,725
    4,800   Western Atlas, Inc.+..................         371,400
                                                      ------------
                                                         4,752,318
                                                      ------------
            PAPER AND FOREST PRODUCTS -- 0.8%
    3,200   Boise Cascade Corporation.............         115,400
    6,700   Champion International Corporation....         363,894
   19,100   Fort James Corporation................         875,019
    4,300   Georgia-Pacific Corporation...........         278,425
   14,300   International Paper Company...........         669,419
    8,900   Mead Corporation......................         318,731
    1,600   Potlatch Corporation..................          68,900
    3,000   Union Camp Corporation................         179,250
    6,800   Westvaco Corporation..................         209,100
    6,300   Weyerhaeuser Company..................         355,950
                                                      ------------
                                                         3,434,088
                                                      ------------

 SHARES                                                  VALUE
------------------------------------------------------------------
            PRINTING AND PUBLISHING -- 1.1%
    6,600   American Greetings Corporation, Class
             A....................................    $    303,600
    7,000   Donnelley (RR) & Sons.................         287,437
    2,800   Dow Jones & Company Inc. .............         148,225
   11,900   Dun & Bradstreet Corporation..........         406,831
   14,600   Gannett Company, Inc. ................       1,049,375
    5,900   Ikon Office Solutions Inc. ...........         203,919
    4,300   Knight-Ridder Inc. ...................         240,263
    4,600   McGraw-Hill Companies, Inc. ..........         349,888
    3,200   Meredith Corporation..................         134,800
    8,600   New York Times Company, Class A.......         602,000
    5,500   Times Mirror Company, Class A.........         348,563
    5,700   Tribune Company.......................         401,850
                                                      ------------
                                                         4,476,751
                                                      ------------
            PROFESSIONAL SERVICES -- 0.6%
   27,800   Cendant Corporation+..................       1,101,575
    6,800   Cognizant Corporation.................         390,150
    5,100   Deluxe Corporation....................         167,981
    5,700   Interpublic Group of Companies,
             Inc. ................................         354,112
   12,000   Service Corporation International.....         509,250
                                                      ------------
                                                         2,523,068
                                                      ------------
            RECREATION -- 1.7%
   15,600   Brunswick Corporation.................         544,050
   31,800   Disney (Walt) Company.................       3,394,650
    9,700   Fleetwood Enterprises, Inc. ..........         451,656
    3,000   Harrah's Entertainment Inc.+..........          73,687
    8,200   Hasbro Inc. ..........................         289,563
   18,800   King World Productions Inc.+..........         549,900
   14,100   Mattel, Inc. .........................         558,712
   16,900   Viacom Inc., Class B+.................         908,375
                                                      ------------
                                                         6,770,593
                                                      ------------
            RESTAURANTS AND LODGING -- 1.0%
   65,900   Darden Restaurants Inc. ..............       1,025,569
   11,600   Hilton Hotels Corporation.............         369,750
    3,900   Marriot International Inc. Class A....         139,669
    3,900   Marriot International Inc. ...........         145,031
   28,000   McDonald's Corporation................       1,680,000
    8,600   Mirage Reports Inc.+..................         209,088
      975   Sodexho Marriott Services.............          25,898
    6,427   Starwood Hotels & Resort..............         343,443
    7,200   Wendy's International Inc. ...........         160,650
                                                      ------------
                                                         4,099,098
                                                      ------------
            RETAIL -- DISCOUNT -- 1.9%
   41,500   Kmart Stores Corporation+.............         692,531
   15,500   Rite Aid Corporation..................         530,875
   14,200   TJX Companies Inc. ...................         642,550
   13,800   Toys R Us Inc.+.......................         414,863
  105,600   Wal-Mart Stores Inc. .................       5,365,800
    7,200   Woolworth Corporation+................         180,000
                                                      ------------
                                                         7,826,619
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            RETAIL -- GENERAL -- 1.9%
   19,900   Costco Companies, Inc.+...............    $  1,062,163
   19,700   Dayton Hudson Corporation.............       1,733,600
   13,500   Dillard Department Stores Inc., Class
             A....................................         498,656
   17,800   Federated Department Stores Inc.+.....         922,263
   17,100   May Department Stores Company.........       1,085,850
    4,300   Mercantile Stores Inc. ...............         288,906
    3,900   Nordstrom Inc. .......................         248,869
   11,700   Penney (J.C.) Company Inc. ...........         885,544
   18,600   Sears, Roebuck & Company..............       1,068,338
                                                      ------------
                                                         7,794,189
                                                      ------------
            RETAIL -- SPECIALTY -- 1.6%
    8,000   CVS Corporation.......................         604,000
   19,700   Gap Inc. .............................         886,500
   34,600   Home Depot, Inc. .....................       2,333,337
   26,600   Limited Inc. .........................         763,088
    8,900   Lowe's Companies, Inc. ...............         624,669
    5,700   Tandy Corporation.....................         267,900
   23,200   Walgreen Company......................         816,350
                                                      ------------
                                                         6,295,844
                                                      ------------
            SAVINGS AND LOANS -- 0.6%
   13,100   Ahmanson (H.F.) & Company.............       1,015,250
    7,000   Golden West Financial Corporation.....         670,688
   12,200   Washington Mutual, Inc. ..............         874,969
                                                      ------------
                                                         2,560,907
                                                      ------------
            SEMICONDUCTORS -- 1.6%
    3,200   Advanced Micro Devices Inc.+..........          93,000
   72,300   Intel Corporation.....................       5,643,919
    5,600   Micron Technology, Inc.+..............         162,750
   12,800   Texas Instruments Inc. ...............         692,800
                                                      ------------
                                                         6,592,469
                                                      ------------
            STEEL -- 0.7%
    8,900   Allegheny Teledyne Inc. ..............         247,531
   31,500   Armco Inc.+...........................         185,063
   47,100   Bethlehem Steel Corporation+..........         638,794
   25,600   Inland Steel Industries, Inc. ........         707,200
    4,400   Nucor Corporation.....................         239,525
   17,900   USX-U.S. Steel Group..................         675,725
                                                      ------------
                                                         2,693,838
                                                      ------------
            TELECOMMUNICATIONS -- 1.9%
   23,900   AirTouch Communications, Inc.+........       1,169,606
    3,900   Andrew Corporation+...................          77,269
    5,100   DSC Communications Corporation+.......          92,756
   30,900   Lucent Technologies...................       3,951,337
   26,800   Northern Telecommunications, Ltd. ....       1,731,950
    8,500   Tellabs, Inc. +.......................         570,563
                                                      ------------
                                                         7,593,481
                                                      ------------
            TOBACCO -- 0.9%
   86,100   Philip Morris Companies Inc. .........       3,589,294
                                                      ------------

 SHARES                                                  VALUE
------------------------------------------------------------------
            TRANSPORTATION -- AIRLINES -- 0.9%
    8,600   AMR Corporation+......................    $  1,231,412
   10,100   Delta Air Lines, Inc. ................       1,194,325
   29,100   Southwest Airlines Company............         860,269
    5,500   US Airways Group Inc.+................         407,687
                                                      ------------
                                                         3,693,693
                                                      ------------
            TRANSPORTATION -- RAILROADS -- 0.7%
    8,600   Burlington Northern Santa Fe Inc......         894,400
   10,400   CSX Corporation.......................         618,800
   18,300   Norfolk Southern Corporation..........         683,963
   12,200   Union Pacific Corporation.............         685,488
                                                      ------------
                                                         2,882,651
                                                      ------------
            TRUCKING AND SHIPPING -- 0.3%
   12,400   FDX Corporation+......................         881,950
   13,100   Ryder Systems Inc. ...................         497,800
                                                      ------------
                                                         1,379,750
                                                      ------------
            UTILITIES -- NATURAL GAS -- 0.4%
    2,500   Columbia Energy Group.................         194,375
    4,400   Consolidated Natural Gas Company......         253,825
    6,200   NICOR Inc. ...........................         261,950
    1,000   ONEOK Inc. ...........................          40,750
    4,100   Pacific Enterprises...................         167,331
    1,800   People's Energy Corporation...........          65,475
    4,200   Sonat, Inc. ..........................         182,700
   15,100   Williams Companies Inc. ..............         483,200
                                                      ------------
                                                         1,649,606
                                                      ------------
            UTILITIES -- TELEPHONE -- 7.0%
   16,500   ALLTEL Corporation....................         720,844
   53,000   Ameritech Corporation.................       2,620,187
   77,400   AT&T Corporation......................       5,079,375
   36,500   Bell Atlantic Corporation.............       3,741,250
   51,700   BellSouth Corporation.................       3,492,981
   46,800   GTE Corporation.......................       2,802,150
   32,400   MCI Communications Corporation........       1,603,800
   81,700   SBC Communications Inc. ..............       3,564,163
   14,600   Sprint Corporation....................         988,237
   24,000   Tele Communication, Class A+..........         746,250
   23,200   U.S. West Inc. .......................       1,270,200
   36,100   WorldCom Inc.+........................       1,554,556
                                                      ------------
                                                        28,183,993
                                                      ------------
            WASTE DISPOSAL -- 0.1%
   11,900   Waste Management Inc. ................         366,669
                                                      ------------
            TOTAL COMMON STOCKS
            (Cost $260,078,885)...................     400,303,333
                                                       -----------
INVESTMENT COMPANY -- 0.6% (Cost $2,598,000)
2,598,000   Nations Cash Reserves(a)..............       2,598,000
                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    30

NATIONS FUNDS
Nations Managed Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

PRINCIPAL
 AMOUNT                                                   VALUE
-------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.1% (Cost $347,641)
            U.S. TREASURY NOTES -- 0.1%
$100,000    US Treasury Bill Disc Note
             5.154%** 05/14/1998++..................   $     99,393
 250,000    US Treasury Bill Disc Note
             5.114%** 05/21/1998++..................        248,248
                                                       ------------
                                                            347,641
                                                       ------------
TOTAL INVESTMENTS
 (Cost $263,024,526*).......................   99.8%    403,248,974
OTHER ASSETS AND
 LIABILITIES (NET)..........................     0.2        988,884
                                                ----    -----------
NET ASSETS..................................   100.0%  $404,237,858
                                               =====   ============

NUMBER OF                                          NET UNREALIZED
CONTRACTS                                           APPRECIATION
-----------------------------------------------------------------
FUTURES CONTRACTS -- LONG POSITION
       6    S&P 500 Index Futures, June 1998.............. $4,040
                                                            =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $139,319,541 and gross depreciation of $338,417 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $264,267,850.

** Rate represents annualized yield at date of purchase.

 + Non-income producing security.

++ Security segregated as collateral for futures contracts.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

SHARES                                                    VALUE
------------------------------------------------------------------
COMMON STOCKS -- 96.2%
         AEROSPACE AND DEFENSE -- 1.1%
   200   Alliant Techsystems Inc.+..................    $   12,550
   700   Orbital Sciences Corporation+..............        31,413
                                                        ----------
                                                            43,963
                                                        ----------
         APPAREL AND TEXTILES -- 4.6%
 1,300   Baker J.,Inc. .............................        10,238
   400   Cone Mills Corporation+....................         3,575
   800   Footstar, Inc.+............................        28,800
   800   Guilford Mills Inc. .......................        23,600
   100   Hartmarx Corporation+......................           832
   400   K-Swiss Inc., Class A......................         7,700
 1,400   Mohawk Industries Inc.+....................        44,100
   300   Osh Kosh B'Gosh, Class A...................        11,981
   300   Oxford Industries Inc. ....................         9,412
 1,300   Phillips-Van Heusen Corporation............        16,006
   380   Pillowtex Corporation......................        18,406
   300   Stride Rite Corporation....................         4,069
                                                        ----------
                                                           178,719
                                                        ----------
         AUTOMOBILE PARTS MANUFACTURERS -- 2.2%
 1,000   Myers Industries Inc. .....................        20,875
   100   Simpson Industries.........................         1,400
   700   Standard Motor Products+...................        13,431
   800   Standard Products Company..................        26,350
 1,300   TBC Corporation+...........................        13,000
   600   Titan International Inc. ..................        11,550
                                                        ----------
                                                            86,606
                                                        ----------
         BANKS -- 2.8%
   300   Cullen Frost Bankers Inc. .................        17,719
   600   Deposit Guaranty Corporation...............        33,975
   900   Firstmerit Corporation.....................        30,206
   500   Magna Group, Inc. .........................        29,031
                                                        ----------
                                                           110,931
                                                        ----------
         BASIC INDUSTRIES -- 0.8%
   600   Commercial Metals..........................        21,000
   900   Dravo Corporation+.........................         9,731
                                                        ----------
                                                            30,731
                                                        ----------
         BEVERAGES -- 0.4%
   300   Canandaigua Brands, Inc. Class A+..........        17,138
                                                        ----------
         BUILDING MATERIALS -- 2.1%
   400   Lone Star Industries.......................        27,775
   700   Texas Industries Inc. .....................        40,469
   300   Universal Forest Products..................         5,100
   400   Watsco, Inc Class A........................        10,750
                                                        ----------
                                                            84,094
                                                        ----------
         CHEMICALS -- BASIC -- 0.5%
   100   Cambrex Corporation........................         5,038
   400   Scotts Company (The), Class A+.............        13,850
                                                        ----------
                                                            18,888
                                                        ----------
         CHEMICALS -- SPECIALTY -- 1.1%
   700   Geon Company...............................        15,663
   600   Hauser, Inc. ..............................         4,800

SHARES                                                    VALUE
------------------------------------------------------------------
         CHEMICALS -- SPECIALTY -- (CONTINUED)
   300   OM Group Inc. .............................    $   12,638
   600   Quaker Chemical Corporation................        11,400
                                                        ----------
                                                            44,501
                                                        ----------
         COMMERCIAL SERVICES -- 0.9%
   600   Insurance Auto Auctions, Inc.+.............         6,600
   600   Interim Services+..........................        20,250
   600   PMT Services+..............................        10,763
                                                        ----------
                                                            37,613
                                                        ----------
         COMPUTER RELATED -- 0.9%
   600   Applied Magnetics Corporation+.............         6,938
   100   BancTec, Inc.+.............................         2,463
   200   National Computer Systems Inc. ............         4,500
   300   Standard Microsystems Corporation+.........         2,925
 1,100   Read-Rite Corporation+.....................        15,194
   300   Wall Data Inc.+............................         4,500
                                                        ----------
                                                            36,520
                                                        ----------
         COMPUTER SERVICES -- 1.1%
   100   Filenet Corporation+.......................         4,888
   300   Gerber Scientific, Inc. ...................         7,819
   600   Primark Corporation+.......................        25,650
   500   Vanstar Corporation+.......................         6,250
                                                        ----------
                                                            44,607
                                                        ----------
         COMPUTER SOFTWARE -- 0.0%#
   200   Auspex Systems Inc.+.......................         1,750
                                                        ----------
         CONSTRUCTION -- 4.6%
   200   Continental Homes Holding Corporation......         9,300
 1,200   Insituform Technologies, Inc., Class A+....        13,425
   900   M.D.C. Holdings, Inc. .....................        15,975
 1,500   Morrison Knudsen Corporation+..............        16,781
   800   Ryland Group Inc. .........................        22,100
 1,200   Standard Pacific Corporation...............        18,225
   600   Stone & Webster, Inc. .....................        28,050
   600   TJ International Inc. .....................        19,200
   500   Toll Brothers, Inc.+.......................        14,063
   600   U.S. Home Corporation+.....................        27,488
                                                        ----------
                                                           184,607
                                                        ----------
         CONSUMER GOODS -- DURABLE -- 2.3%
   600   Kaman Corporation, Class A.................        11,025
   600   La-Z Boy Inc. .............................        29,963
   700   Oakwood Homes Corporation..................        25,638
   300   Russ Berrie & Company, Inc. ...............         9,094
   800   Thomas Industries Inc. ....................        17,800
                                                        ----------
                                                            93,520
                                                        ----------
         CONSUMER GOODS -- NON-DURABLE -- 0.5%
   400   Kellwood Company...........................        12,350
   200   Wolverine Tube Inc. .......................         8,025
                                                        ----------
                                                            20,375
                                                        ----------
         CONTAINERS/PACKAGING -- 0.6%
   400   AptarGroup, Inc. ..........................        24,025
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    32

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

SHARES                                                    VALUE
------------------------------------------------------------------
         CONVENIENCE STORE -- 0.5%
 1,200   Casey's General Stores Inc. ...............    $   19,200
                                                        ----------
         DIVERSIFIED -- 1.5%
 1,100   Justin Industries Inc. ....................        15,469
   700   Sierra Pacific Resources...................        26,294
   300   SPS Technologies, Inc.+....................        16,069
                                                        ----------
                                                            57,832
                                                        ----------
         ELECTRIC POWER -- 2.7%
 1,000   Central Vermont Public Service.............        14,875
   700   Commonwealth Energy System Companies.......        27,913
   800   Eastern Utilities Association..............        21,800
   300   Green Mountain Power Corporation...........         5,662
   700   TNP Enterprises, Inc. .....................        23,144
   300   United Illuminating Company................        14,513
                                                        ----------
                                                           107,907
                                                        ----------
         ELECTRICAL EQUIPMENT -- 0.9%
   300   Fluke Corporation..........................         7,163
   900   Pacific Scientific Co. ....................        27,281
                                                        ----------
                                                            34,444
                                                        ----------
         ELECTRONICS -- 2.7%
   100   Bell Industries Inc.+......................         1,413
   400   Benchmark Electronics, Inc.+...............         9,525
   450   Burr-Brown Corporation+....................        11,250
   400   Checkpoint Systems, Inc.+..................         8,500
   200   Electroglas Inc.+..........................         3,200
   100   Kent Electronics Corporation+..............         2,105
   400   Kulicke & Soffa Industries+................         8,700
   100   Oak Industries, Inc.+......................         3,250
 1,000   Pioneer Standard Electronics...............        12,250
   200   Speedfam International Inc.++..............         5,163
   300   Tracor Inc.+...............................         9,619
   100   Three Five Systems, Inc.+..................         1,894
   200   Ultratech Stepper, Inc.+...................         4,075
 1,500   VLSI Technology, Inc.+.....................        28,125
                                                        ----------
                                                           109,069
                                                        ----------
         ENERGY -- 0.7%
   400   Barrett Resources Corporation+.............        13,975
   900   Dames & Moore Inc. ........................        11,981
                                                        ----------
                                                            25,956
                                                        ----------
         ENTERTAINMENT -- 0.7%
 6,700   Cineplex Odeon Corporation+................        11,306
   500   Regal Cinemas Inc.+........................        15,000
                                                        ----------
                                                            26,306
                                                        ----------
         FINANCIAL SERVICES -- 6.4%
   600   AMRESCO Inc.+..............................        19,650
   400   Astoria Financial Corporation..............        24,725
   400   Coast Federal Litigation Contingent Payment
          Rights Trust..............................         6,500
   900   Commercial Federal Corporation.............        32,738
   300   Dain Rauscher Corp.........................        17,269
   100   Eaton Vance Corporation (non-voting).......         4,819
   600   Enhance Financial Services Group...........        41,663
   800   Interface Inc. ............................        33,250
   400   Legg Mason Inc. ...........................        23,725
   200   Onbancorp Inc. ............................        13,850

SHARES                                                    VALUE
------------------------------------------------------------------
         FINANCIAL SERVICES -- (CONTINUED)
   400   Riggs National Corporation.................    $   11,300
 1,000   St. Paul Bancorp Inc. .....................        25,375
                                                        ----------
                                                           254,864
                                                        ----------
         FOOD PRODUCERS -- 0.7%
   900   Chiquita Brands International Inc. ........        12,319
   800   J&J Snack Foods Corporation+...............        15,650
                                                        ----------
                                                            27,969
                                                        ----------
         FOOD RETAILERS -- 0.9%
   700   Earthgrains Company........................        30,931
   300   Nash Finch Corporation.....................         5,963
                                                        ----------
                                                            36,894
                                                        ----------
         GAS AND ELECTRIC -- 1.1%
   700   Central Hudson Gas & Electric..............        30,538
   400   Interstate Power Company...................        14,325
                                                        ----------
                                                            44,863
                                                        ----------
         INSURANCE -- 8.5%
   400   ALLIED Group Inc. .........................        12,900
   900   American Bankers Insurance Group Inc. .....        58,050
   300   Capital Re Corporation.....................        19,275
   700   Fidelity National Financial Inc. ..........        25,725
   500   First American Financial Corporation.......        32,000
   900   Fremont General Corporation................        52,931
   500   Frontier Insurance Group Inc. .............        13,813
   200   Life Re Corporation........................        14,750
   300   NAC Re Corporation.........................        15,731
   400   Orion Capital Corporation..................        21,875
   400   Protective Life Corporation................        29,200
 1,000   Selective Insurance Group..................        26,875
   200   Sierra Health Services+....................         7,975
   200   Trenwick Group Inc. .......................         7,500
                                                        ----------
                                                           338,600
                                                        ----------
         IRON/STEEL -- 0.2%
   400   Birmingham Steel Corporation...............         6,550
                                                        ----------
         MACHINERY AND EQUIPMENT -- 1.5%
   300   Applied Industrial Technologies, Inc. .....         8,081
   600   Astec Industries...........................        15,300
   900   CPI Corporation............................        22,781
   900   Global Industrial Technologies Inc.+.......        14,850
                                                        ----------
                                                            61,012
                                                        ----------
         MANUFACTURING -- 1.4%
   700   Dixie Group Inc.+..........................         8,094
   700   Griffon Corporation+.......................        11,113
 1,200   O'Sullivan Corporation+....................        11,250
   600   Smith (A.O.) Corporation...................        26,850
                                                        ----------
                                                            57,307
                                                        ----------
         MEDIA -- 0.6%
   600   True North Communications..................        19,800
   300   Xircom Inc.+...............................         4,144
                                                        ----------
                                                            23,944
                                                        ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

SHARES                                                    VALUE
------------------------------------------------------------------
         MEDICAL PRODUCTS AND SUPPLIES -- 1.4%
   400   Cephalon Inc.+.............................    $    5,600
   300   Collagen Corporation.......................         6,638
   400   IDEXX Laboratories Inc.+...................         7,200
   800   Liposome Company Inc.+.....................         4,450
   300   Sola International, Inc.+..................        12,431
   300   SpaceLabs Medical, Inc.+...................         6,638
   400   Vertex Pharmaceuticals Inc.+...............        12,775
   300   Zoll Medical Corporation+..................         1,688
                                                        ----------
                                                            57,420
                                                        ----------
         MEDICAL SERVICES -- 3.5%
   200   American Oncology Resources+...............         3,050
   200   Express Scripts, Inc., Class A+............        16,956
   800   Genesis Health Ventures+...................        22,500
 1,200   Integrated Health Services Inc. ...........        47,175
 1,100   Mariner Health Group, Inc.+................        18,838
   500   Universal Health Services, Inc., Class
          B+........................................        28,875
                                                        ----------
                                                           137,394
                                                        ----------
         METALS AND MINING -- 1.3%
 1,300   AMCOL International Corporation............        19,663
   200   Coeur D'Alene Mines Corporation+...........         2,575
   100   Commonwealth Industries Inc. ..............         1,744
   600   Handy & Harman.............................        21,113
   400   Hecla Mining Company+......................         2,650
   400   Steel Technologies Inc. ...................         4,788
                                                        ----------
                                                            52,533
                                                        ----------
         OFFICE SUPPLIES -- 0.1%
   200   Nashua Corporation.........................         2,913
                                                        ----------
         OIL AND GAS -- 2.1%
   900   Devon Energy Corporation...................        34,988
   700   Input/Output, Inc.+........................        16,363
 1,500   Vintage Petroleum Inc. ....................        31,500
                                                        ----------
                                                            82,851
                                                        ----------
         OIL AND GAS -- EQUIPMENT AND SERVICES -- 0.5%
   300   Pool Energy Services Company+..............         7,013
   300   Wicor, Inc. ...............................        14,512
                                                        ----------
                                                            21,525
                                                        ----------
         OIL AND GAS -- EXPLORATION -- 2.1%
   200   Benton Oil & Gas+..........................         2,212
   600   Energen Corporation........................        13,200
 1,000   HS Resources, Inc.+........................        15,625
   650   Ocean Energy, Inc.+........................        15,316
 1,100   Remington Oil & Gas Corporation Class B+...         6,806
 1,500   Santa Fe Energy Resources+.................        16,500
 1,300   Southwestern Energy Company................        13,812
                                                        ----------
                                                            83,471
                                                        ----------
         PAPER AND FOREST PRODUCTS -- 0.3%
   900   Pope & Talbot Inc. ........................        13,669
                                                        ----------
         PHARMACEUTICALS -- 1.2%
   600   ALPHARMA Inc., Class A.....................        13,012
 1,700   Immulogic Pharmeceutical Corporation+......         2,816
 1,000   Pharmaceutical Marketing Services+.........        14,750

SHARES                                                    VALUE
------------------------------------------------------------------
         PHARMACEUTICALS -- (CONTINUED)
   300   Regeneron Pharmaceuticals, Inc.+...........    $    2,212
   800   Syncor International Corporation+..........        14,550
                                                        ----------
                                                            47,340
                                                        ----------
         PRINTING AND PUBLISHING -- 1.1%
   100   Bowne & Co., Inc. .........................         4,137
 1,100   World Color Press, Inc.+...................        38,225
                                                        ----------
                                                            42,362
                                                        ----------
         PROFESSIONAL SERVICES -- 1.0%
   800   Offshore Logistics, Inc.+..................        15,900
 1,000   Franklin Convey Company+...................        24,312
                                                        ----------
                                                            40,212
                                                        ----------
         RECREATION -- 3.0%
 1,400   Arctic Cat Inc. ...........................        13,037
 2,300   Aztar Corporation+.........................        19,838
 1,100   Bell Sports Corporation+...................         9,419
   100   Carmike Cinemas, Inc., Class A+............         3,212
 1,500   Grand Casinos, Inc.+.......................        25,593
   300   Global Motorsport Group Inc.+..............         5,437
 1,000   Huffy Corporation..........................        16,187
   200   Players International Inc.+................           987
   700   Showboat, Inc. ............................        20,956
   100   Thor Industries, Inc. .....................         4,094
                                                        ----------
                                                           118,760
                                                        ----------
         RESTAURANTS AND LODGING -- 3.9%
   400   Au Bon Pain Company Inc.+..................         3,375
   700   Bertucci's, Inc.+..........................         5,381
   400   Capstar Hotel Company+.....................        13,875
   600   Landry's Seafood Restaurants, Inc.+........        18,450
 1,200   Marcus Corporation.........................        21,150
 1,100   Prime Hospitality Corporation+.............        21,450
   700   Ruby Tuesday Inc. .........................        22,050
 2,200   Ryan's Family Steak Houses, Inc.+..........        19,937
   400   Sonic Corporation+.........................        13,400
 1,800   TCBY Enterprises, Inc. ....................        18,000
                                                        ----------
                                                           157,068
                                                        ----------
         RETAIL -- DISCOUNT -- 0.8%
 1,100   Filene's Basement Corporation+.............         5,912
   800   Shopko Stores, Inc.+.......................        25,350
                                                        ----------
                                                            31,262
                                                        ----------
         RETAIL -- GENERAL -- 0.8%
 1,300   Cash America International Inc. ...........        21,125
   100   Damark International, Inc., Class A+.......         1,237
   700   MicroAge Inc.+.............................         8,837
                                                        ----------
                                                            31,199
                                                        ----------
         RETAIL -- SPECIALTY -- 3.4%
 1,500   Bombay (The) Company, Inc.+................         7,500
   900   Books-a-Million+...........................         5,231
 1,100   Cato Corporation, Class A..................        13,062
   800   Discount Auto Parts, Inc.+.................        19,400
   800   Dress Barn, Inc.+..........................        23,000
   900   Eagle Hardware & Garden, Inc.+.............        15,862
   300   Fabri-Centers of America, Class A+.........         9,337
   800   Gottschalks, Inc.+.........................         6,350
 1,000   Jan Bel Marketing, Inc.+...................         4,937

                       SEE NOTES TO FINANCIAL STATEMENTS.
    34

NATIONS FUNDS
Nations Managed SmallCap Value Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

SHARES                                                    VALUE
------------------------------------------------------------------
         RETAIL -- SPECIALTY -- (CONTINUED)
   300   Just For Feet, Inc.+.......................    $    6,112
   300   Lillian Vernon Corporation.................         5,231
   400   Michaels Stores, Inc.+.....................        14,950
   200   Sports Authority, Inc (The)+...............         3,275
                                                        ----------
                                                           134,247
                                                        ----------
         SAVINGS AND LOANS -- 0.4%
   500   Downey Financial Corporation...............        16,187
                                                        ----------
         SEMICONDUCTORS -- 0.7%
   900   International Rectifier Corporation+.......        10,575
   300   Lattice Semiconductor Corporation+.........        15,431
   100   Watkins-Johnson Company....................         2,706
    27   Zilog Inc.+................................           540
                                                        ----------
                                                            29,252
                                                        ----------
         TECHNOLOGY -- 2.7%
 1,000   Komag Inc.+................................        14,500
   200   Marshall Industries+.......................         6,675
   200   Progress Software Inc.+....................         6,000
 1,300   S3 Incorporated+...........................         9,181
 1,000   Sterling Software Inc.+....................        56,500
   600   Telxon Corporation.........................        15,900
                                                        ----------
                                                           108,756
                                                        ----------
         TELECOMMUNICATIONS -- 0.9%
   100   Allen Telecom Inc.+........................         1,575
   400   California Microwave, Inc.+................         8,550
   300   Digi International Inc.+...................         8,268
   800   Network Equipment Technologies, Inc.+......        13,000
   900   Picturetel Corporation+....................         6,075
                                                        ----------
                                                            37,468
                                                        ----------
         TRANSPORTATION -- AIRLINES -- 0.8%
   300   American Freightways Inc.+.................         3,300
   800   Mesa Air Group, Inc.+......................         7,350
   700   Pittston Burlington Group..................        10,937
   300   Skywest Inc. ..............................        10,950
                                                        ----------
                                                            32,537
                                                        ----------
         TRANSPORTATION -- MARINE -- 0.2%
   300   Kirby Corporation+.........................         7,218
                                                        ----------
         TRANSPORTATION -- RAILROADS -- 1.0%
   600   Railtex, Inc.+.............................         9,900
   800   U.S. Freightways Corporation...............        28,800
                                                        ----------
                                                            38,700
                                                        ----------

SHARES                                                    VALUE
------------------------------------------------------------------
         TRUCKING AND SHIPPING -- 2.3%
   600   Arkansas Best Corporation+.................    $    6,562
   600   Frozen Foods Express Industries............         5,662
   400   M.S. Carriers, Inc.+.......................        13,550
 2,100   Rollins Truck Leasing Corporation..........        29,006
   900   Werner Enterprises Inc. ...................        22,950
   700   Yellow Corporation+........................        13,387
                                                        ----------
                                                            91,117
                                                        ----------
         UTILITIES -- NATURAL GAS -- 1.7%
   600   Connecticut Energy Corporation.............        18,450
   400   KN Energy, Inc. ...........................        23,625
   700   Piedmont Natural Gas Company, Inc. ........        24,325
                                                        ----------
                                                            66,400
                                                        ----------
         UTILITIES -- WATER -- 0.8%
   400   Aquarion Company...........................        12,975
   700   Consumers Water Company....................        14,437
                                                        ----------
                                                            27,412
                                                        ----------
         WIRE AND CABLE PRODUCTS -- 0.7%
 1,500   Anixter International Inc.+................        27,656
                                                        ----------
         TOTAL COMMON STOCKS
         (Cost $3,347,948)..........................     3,828,234
                                                        ----------
INVESTMENT COMPANY -- 2.2% (Cost $88,000)
88,000   Nations Cash Reserves(a)...................        88,000
                                                        ----------
TOTAL INVESTMENTS
 (Cost $3,435,948*)...........................   98.4%   3,916,234
OTHER ASSETS AND
 LIABILITIES (NET)............................    1.6       65,186
                                                -----   ----------
NET ASSETS....................................  100.0%  $3,981,420
                                                =====   ==========

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $554,488 and gross depreciation of $79,955 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $3,441,701.

+  Non-income producing security.

#  Amount represents less than 0.01%.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                                        MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
COMMON STOCKS -- 99.5%
            AEROSPACE AND DEFENSE -- 0.8%
   11,300   AAR Corporation.......................    $    307,925
   10,000   BE Aerospace, Inc.+...................         281,250
    8,700   Orbital Sciences Corporation+.........         390,413
                                                      ------------
                                                           979,588
                                                      ------------
            AGRICULTURE -- 0.2%
    5,401   Delta & Pine Land Company.............         280,852
                                                      ------------
            AMMUNITION -- 0.3%
    6,400   Alliant Techsystems, Inc.+............         401,600
                                                      ------------
            APPAREL AND TEXTILES -- 4.1%
    6,700   Authentic Fitness Corporation.........         133,163
    3,700   Brown Group Inc. .....................          53,188
    6,700   Cone Mills Corporation+...............          59,881
    7,100   Delta Woodside Industries, Inc. ......          39,938
   13,500   Footstar, Inc+........................         486,000
    4,900   G & K Services Inc. ..................         214,988
    6,100   Galey & Lord Inc.+....................         140,300
    8,400   Guilford Mills Inc. ..................         247,800
   10,500   Hartmarx Corporation+.................          87,282
    6,200   Johnson Industries Inc. ..............          36,425
   19,500   K-Swiss Inc., Class A.................         375,375
    6,000   Linens 'N Things, Class A+............         329,625
   21,100   Mohawk Industries Inc.+...............         664,647
   10,100   Nautica Enterprises Inc.+.............         310,575
    7,500   Osh Kosh B'Gosh, Class A..............         299,531
    6,100   Oxford Industries Inc. ...............         191,388
    7,400   Phillips-Van Heusen Corporation.......          91,113
    5,800   Pillowtex Corporation.................         280,938
    4,400   St. John Knits Inc. ..................         207,900
   14,800   Stride Rite Corporation...............         200,725
    3,400   Timberland Company, Class A+..........         243,100
   18,300   Tultex Corporation+...................          69,769
                                                      ------------
                                                         4,763,651
                                                      ------------
            AUTOMOBILE AND TRUCK MANUFACTURERS -- 0.1%
    4,400   Spartan Motors, Inc. .................          34,650
    3,100   Walbro Corporation+...................          37,975
                                                      ------------
                                                            72,625
                                                      ------------
            AUTOMOBILE PARTS MANUFACTURERS -- 1.6%
    3,500   Breed Technologies Inc. ..............          81,594
    9,000   Intermet Corporation..................         202,500
    7,300   Myers Industries Inc. ................         152,388
    5,600   Simpson Industries....................          78,400
    5,600   SPX Corporation.......................         427,350
    4,900   Standard Motor Products...............          94,019
   10,100   Standard Products Company.............         332,669
   18,800   TBC Corporation+......................         188,000
    9,400   Titan Wheel International Inc. .......         180,950
    7,900   Wynn's International, Inc. ...........         179,725
                                                      ------------
                                                         1,917,595
                                                      ------------
            BANKS -- 3.9%
    6,100   CCB Financial Corporation.............         674,431
    6,600   Cullen Frost Bankers Inc. ............         389,813
   13,100   Deposit Guaranty Corporation..........         741,788
    6,200   FirstBank of Puerto Rico..............         285,588
   19,800   FirstMerit Corporation................         664,538

 SHARES                                                  VALUE
------------------------------------------------------------------
            BANKS -- (CONTINUED)
    6,600   HUBCO, Inc. ..........................    $    252,863
    9,700   Magna Group, Inc. ....................         563,206
   11,200   Provident Financial Corporation.......         590,800
    5,600   U.S. Trust Corporation................         368,200
                                                      ------------
                                                         4,531,227
                                                      ------------
            BASIC INDUSTRIES -- 0.3%
    6,200   Commercial Metals.....................         217,000
    4,900   Dravo Corporation+....................          52,981
    3,800   Shorewood Packaging Corporation+......         101,888
                                                      ------------
                                                           371,869
                                                      ------------
            BEVERAGES -- 0.7%
   11,300   Canandaigua Brands, Inc. Class A+.....         645,513
    2,300   Coca-Cola Company.....................         132,825
                                                      ------------
                                                           778,338
                                                      ------------
            BROADCASTING/ADVERTISING -- 0.3%
    6,200   True North Communications.............         204,600
    4,500   Westwood One, Inc.+...................         139,500
                                                      ------------
                                                           344,100
                                                      ------------
            BUILDING MATERIALS -- 2.1%
    8,000   BMC West Corporation+.................         155,500
    3,700   Building Material Holding
             Corporation..........................          50,413
    2,200   Butler Manufacturing Company..........          79,200
   13,700   Champion Enterprises Inc.+............         365,619
    4,200   Hughes Supply, Inc. ..................         151,988
    5,600   Lone Star Industries..................         388,850
    6,200   Medusa Corporation....................         378,975
    6,100   Republic Group Inc. ..................         124,288
    3,800   Skyline Corporation...................         115,900
    9,500   Texas Industries Inc. ................         549,219
    8,500   Universal Forest Products.............         144,500
                                                      ------------
                                                         2,504,452
                                                      ------------
            BUSINESS SERVICES -- 0.1%
    3,800   New England Business Service, Inc. ...         130,150
                                                      ------------
            CHEMICALS -- BASIC -- 0.8%
    4,700   Cambrex Corporation...................         236,762
    8,800   Mississippi Chemical Corporation......         176,550
    7,200   Scotts Company (The), Class A+........         249,300
    3,800   Tredegar Industries, Inc. ............         275,263
                                                      ------------
                                                           937,875
                                                      ------------
            CHEMICALS -- SPECIALTY -- 0.9%
    3,100   Chemed Corporation....................         127,100
    4,400   ChemFirst Inc.+.......................         117,150
   10,000   Geon Company..........................         223,750
    3,100   Lilly Industries, Inc., Class A.......          61,225
    4,900   McWhorter Technologies, Inc.+.........         124,031
    6,200   OM Group, Inc. .......................         261,175
    1,400   Penford Corporation...................          48,650
    4,500   Quaker Chemical Corporation...........          85,500
                                                      ------------
                                                         1,048,581
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
    36

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            COMMERCIAL SERVICES -- 0.9%
    8,700   Billing Concepts Corporation+.........    $    225,656
    7,700   Central Parking Corporation...........         367,675
    6,700   Insurance Auto Auctions, Inc.+........          73,700
   10,900   Interim Services+.....................         367,875
                                                      ------------
                                                         1,034,906
                                                      ------------
            COMPUTER RELATED -- 2.9%
   10,800   Applied Magnetics Corporation+........         124,875
    8,500   BancTec, Inc.+........................         209,313
    4,900   BISYS Group, Inc.+....................         172,725
    9,800   Comverse Technology, Inc.+............         478,975
    3,800   HADCO Corporation+....................         150,575
    3,300   Henry Jack & Associates...............         118,800
   17,400   Keane Inc.+...........................         983,100
    1,400   Kronos, Inc.+.........................          49,175
   15,800   National Computer Systems Inc. .......         355,500
    3,800   Standard Microsystems Corporation+....          37,050
   15,300   Tech Data Corporation+................         589,050
    4,500   Wall Data Inc.+.......................          67,500
                                                      ------------
                                                         3,336,638
                                                      ------------
            COMPUTER SERVICES -- 1.1%
    6,200   Acxiom Corporation+...................         158,875
    6,000   Analysts International Corporation....         175,500
    5,000   Ciber, Inc.+..........................         349,688
    6,700   Gerber Scientific, Inc. ..............         174,618
    9,000   Primark Corporation+..................         384,750
                                                      ------------
                                                         1,243,431
                                                      ------------
            COMPUTER SOFTWARE -- 0.8%
    6,400   Auspex Systems Inc.+..................          56,000
    6,100   Broderbund Software, Inc+.............         111,325
    4,400   Hyperion Software Corporation+........         194,700
   20,700   Platinum Technology Incorporated+.....         533,025
                                                      ------------
                                                           895,050
                                                      ------------
            CONSTRUCTION -- 3.5%
    8,100   Apogee Enterprises Inc. ..............         107,325
    8,400   Continental Homes Holding
             Corporation..........................         390,600
   25,200   D.R. Horton, Inc. ....................         535,500
   25,000   Halter Marine Group, Inc+.............         396,875
   15,400   Insituform Technologies, Inc., Class
             A+...................................         172,288
   18,900   MDC Holdings Inc. ....................         335,475
   13,800   Morrison Knudsen Corporation+.........         154,388
    9,300   Ryland Group Inc. ....................         256,913
    4,000   Southern Energy Homes+................          48,500
   27,900   Standard Pacific Corporation..........         423,731
    6,400   Stone & Webster, Inc. ................         299,200
    5,000   TJ International Inc. ................         160,000
   15,400   Toll Brothers, Inc.+..................         433,124
    8,400   U.S. Home Corporation+................         384,825
                                                      ------------
                                                         4,098,744
                                                      ------------
            CONSUMER GOODS -- DURABLE -- 2.1%
    8,750   Boole & Babbage Inc.+.................         214,375
   13,200   Fedders Corporation...................          75,900
   14,600   Kaman Corporation, Class A............         268,275
    4,900   La-Z Boy Inc. ........................         244,694
   13,800   Oakwood Homes Corporation.............         505,425
   13,700   Royal Appliance Manufacturing
             Company+.............................          82,200
    9,900   Russ Berrie & Company, Inc. ..........         300,094

 SHARES                                                  VALUE
------------------------------------------------------------------
            CONSUMER GOODS -- DURABLE -- (CONTINUED)
   13,100   Smithfield Foods, Inc.+...............    $    451,950
   13,200   Thomas Industries Inc. ...............         293,700
                                                      ------------
                                                         2,436,613
                                                      ------------
            CONSUMER GOODS -- NON-DURABLE -- 1.5%
    4,400   ABM Industries Inc. ..................         136,675
   12,100   ADVO Inc.+............................         334,263
    5,200   Angelica Corporation..................         119,925
    2,200   GoodMark Foods Inc. ..................          48,125
   10,600   Kellwood Company......................         327,275
    1,300   Plenum Publishing Corporation.........          84,825
   11,400   Richfood Holdings Inc. ...............         364,800
   10,500   Wolverine World Wide Inc. ............         296,625
                                                      ------------
                                                         1,712,513
                                                      ------------
            CONTAINERS/PACKAGING -- 0.3%
    6,300   AptarGroup, Inc. .....................         378,394
                                                      ------------
            CONVENIENCE STORE -- 0.3%
   19,900   Casey's General Stores Inc. ..........         318,400
                                                      ------------
            COSMETICS AND TOILETRY -- 0.4%
    4,400   Nature's Sunshine Products Inc. ......         117,975
    6,200   NBTY, Inc.+...........................         376,650
                                                      ------------
                                                           494,625
                                                      ------------
            DIVERSIFIED -- 1.2%
    8,100   Figgie International, Inc., Class
             A+...................................         112,388
    9,000   Justin Industries Inc. ...............         126,563
    8,900   Sierra Pacific Resources..............         334,305
    7,100   SPS Technologies, Inc.+...............         380,294
    3,700   Standex International Corporation.....         113,313
    8,700   Triarc Companies, Inc.+...............         228,375
    4,600   Zero Corporation......................         129,950
                                                      ------------
                                                         1,425,188
                                                      ------------
            DRUGS -- 1.1%
    4,800   Cygnus, Inc.+.........................          79,200
   20,400   ICN Pharmacy Services, Inc.+..........       1,004,700
    3,400   Medimmune, Inc.+......................         187,425
                                                      ------------
                                                         1,271,325
                                                      ------------
            ELECTRIC POWER -- 1.0%
    4,400   Bangor HydroElectric Company+.........          34,650
    4,900   Central Vermont Public Service........          72,888
    3,800   CILCORP, Inc. ........................         183,350
    6,800   Commonwealth Energy System
             Companies............................         271,150
    4,400   Eastern Utilities Association.........         119,900
    3,700   Green Mountain Power Corporation......          69,837
    6,000   TNP Enterprises, Inc. ................         198,375
    3,700   United Illuminating Company...........         178,988
                                                      ------------
                                                         1,129,138
                                                      ------------
            ELECTRICAL EQUIPMENT -- 0.9%
    7,500   Fluke Corporation.....................         179,063
   10,500   KEMET Corporation+....................         194,906
    7,900   Kent Electronics Corporation+.........         166,394
    6,400   Kulicke & Soffa Industries, Inc.+.....         139,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            ELECTRICAL EQUIPMENT -- (CONTINUED)
    6,100   Pacific Scientific Co. ...............    $    184,906
    6,200   Park Electrochemical Corporation......         160,037
                                                      ------------
                                                         1,024,506
                                                      ------------
            ELECTRONICS -- 2.9%
    6,500   Bell Industries Inc.+.................          91,813
    5,600   Benchmark Electronics, Inc.+..........         133,350
    8,500   Checkpoint Systems, Inc.+.............         180,625
    8,200   Dallas Semiconductor Corporation......         275,725
    4,900   Dynatech Corporation+.................         236,119
    4,500   Electro Scientific Industries, Inc+...         173,813
    5,600   Harmon Industries, Inc. ..............         114,100
    1,400   InterVoice, Inc.+.....................          13,038
    9,700   Methode Electronics, Inc. ............         144,894
    1,800   Oak Industries, Inc.+.................          58,500
   10,800   Pioneer Standard Electronics..........         132,300
    6,100   Sanmina Corporation+..................         426,619
    5,000   Technitrol, Inc. .....................         195,938
    7,200   Tracor Inc,+..........................         230,850
    2,200   Three Five Systems, Inc.+.............          41,663
    7,100   Unitrode Corporation.+................         132,238
    9,900   Vitesse Semiconductor Corporation+....         466,843
   16,200   VLSI Technology, Inc.+................         303,750
                                                      ------------
                                                         3,352,178
                                                      ------------
            ENERGY -- 0.7%
    8,500   Barrett Resources Corporation+........         296,968
   11,000   Dames & Moore Inc. ...................         146,438
   14,300   Tuboscope Vetco International
             Corporation+.........................         271,700
    7,100   Wiser Oil Company.....................          90,525
                                                      ------------
                                                           805,631
                                                      ------------
            ENVIRONMENTAL -- 0.4%
    4,400   Clarcor Inc. .........................         146,300
    4,800   IMCO Recycling, Inc. .................          83,400
    4,300   Ionics, Inc.+.........................         185,169
    1,602   NSC Corp. ............................           3,204
                                                      ------------
                                                           418,073
                                                      ------------
            FINANCIAL SERVICES -- 7.2%
   10,300   AMRESCO Inc.+.........................         337,325
    8,800   Astoria Financial Corporation.........         543,950
    7,700   Centura Banks Inc. ...................         548,625
    6,700   CMAC Investment Corporation...........         447,225
    6,300   Coast Federal Litigation Contingent
             Payment Rights Trust.................         102,375
   11,900   Commercial Federal Corporation........         432,863
    4,600   Dain Rauscher Corp. ..................         264,788
    6,900   Eaton Vance Corporation (non-voting)..         332,494
    6,600   Enhance Financial Services Group......         458,288
   10,300   First Commercial Corporation..........         720,342
    4,900   Gallagher (Arthur J.) & Company.......         212,231
    3,100   JSB Financial Inc. ...................         173,406
   13,900   Keystone Financial Inc. ..............         569,900
   13,701   Legg Mason Inc. ......................         812,641
   10,800   Mutual Risk Management................         365,175
    9,900   National Auto Credit Inc.+............             495
    6,700   Onbancorp Inc. .......................         463,975
    4,400   Piper Jaffray Companies Inc. .........         162,800
    8,700   Raymond James Financial Inc. .........         378,994
    8,700   Riggs National Corporation............         245,775

 SHARES                                                  VALUE
------------------------------------------------------------------
            FINANCIAL SERVICES -- (CONTINUED)
    3,700   SEI Investment Company................    $    252,525
   12,100   St. Paul Bancorp Inc. ................         307,036
    4,900   Whitney Holding Corporation...........         294,000
                                                      ------------
                                                         8,427,228
                                                      ------------
            FOOD PRODUCERS -- 1.0%
   22,100   Chiquita Brands International Inc. ...         302,494
    9,100   DEKALB Genetics Corporation, Class
             B....................................         608,563
   13,700   J&J Snack Foods Corporation+..........         268,006
                                                      ------------
                                                         1,179,063
                                                      ------------
            FOOD RETAILERS -- 1.2%
   10,700   Earthgrains Company...................         472,806
   15,100   Fleming Companies.....................         299,169
    9,900   Nash Finch Corporation................         196,763
    5,900   Whole Foods Market, Inc.+.............         411,525
                                                      ------------
                                                         1,380,263
                                                      ------------
            FURNITURE AND APPLIANCES -- 1.1%
    2,000   Bassett Furniture.....................          61,375
   11,900   Ethan Allen Interiors Inc. ...........         711,025
   10,100   Interface Inc. .......................         419,781
    4,900   Juno Lighting Inc. ...................         103,513
    1,400   Rival Company.........................          24,150
                                                      ------------
                                                         1,319,844
                                                      ------------
            GAS AND ELECTRIC -- 0.5%
    6,600   Central Hudson Gas & Electric.........         287,925
    4,400   Interstate Power Company..............         157,575
    3,900   Orange and Rockland Utilities,
             Inc. ................................         175,013
                                                      ------------
                                                           620,513
                                                      ------------
            HEALTH CARE SERVICES -- 0.4%
    6,400   Ballard Medical Products..............         172,800
    7,300   Coherent, Inc.+.......................         176,569
    3,800   Envoy Corporation+....................         163,400
                                                      ------------
                                                           512,769
                                                      ------------
            INFORMATION SERVICES -- 0.1%
   10,500   Fritz Companies, Inc.+................         166,688
                                                      ------------
            INSURANCE -- 5.4%
   10,700   ALLIED Group Inc. ....................         345,075
   13,000   American Bankers Insurance Group
             Inc. ................................         838,500
    5,600   Capital Re Corporation................         359,800
    3,100   Executive Risk Inc. ..................         220,875
   10,600   Fidelity National Financial Inc. .....         389,550
    8,400   First American Financial
             Corporation..........................         537,600
   10,500   Fremont General Corporation...........         617,531
   10,400   Frontier Insurance Group Inc. ........         287,300
    3,700   Hilb, Rogal and Hamilton Company......          68,681
    4,800   Life Re Corporation...................         354,000
    7,900   NAC Re Corp. .........................         414,256
   10,900   Orion Capital Corporation.............         596,094
    8,700   Protective Life Corporation...........         635,100
   10,600   Selective Insurance Group.............         284,875

                       SEE NOTES TO FINANCIAL STATEMENTS.
    38

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
    4,500   Sierra Health Services+...............    $    179,438
    3,600   Trenwick Group Inc. ..................         135,000
                                                      ------------
                                                         6,263,675
                                                      ------------
            IRON/STEEL -- 0.1%
    8,400   Birmingham Steel Corporation..........         137,550
    6,200   Northwestern Steel & Wire Company+....          22,669
                                                      ------------
                                                           160,219
                                                      ------------
            MACHINERY AND EQUIPMENT -- 2.3%
    9,000   Applied Industrial Technologies,
             Inc. ................................         242,438
    5,900   Applied Power Inc., Class A...........         227,150
   14,700   Astec Industries+.....................         374,850
    8,800   Baldor Electric Company...............         237,050
   10,500   Blount International Corporation,
             Class A..............................         312,375
    3,700   Flow International Corporation+.......          37,694
    8,700   Global Industrial Technologies
             Inc.+................................         143,550
    5,600   Kuhlman Corporation...................         272,650
    1,400   Lindsay Manufacturing Company.........          63,788
    5,900   Manitowoc Inc. .......................         227,886
   10,400   Paxar Corporation+....................         147,550
    6,200   Regal Beloit..........................         196,850
    6,100   Robbins & Meyers, Inc. ...............         232,563
                                                      ------------
                                                         2,716,394
                                                      ------------
            MANUFACTURING -- 1.5%
    4,800   Belden Inc. ..........................         201,000
   31,500   Dixie Group Inc. .....................         364,219
    8,400   Griffon Corporation+..................         133,350
    6,200   Insteel Industries, Inc. .............          49,213
    4,300   Innovex, Inc. ........................         104,813
    3,900   Integrated Circuit Systems, Inc.+.....          81,656
   13,800   JLG Industries, Inc. .................         229,425
    8,400   O'Sullivan Corporation.+..............          78,750
    6,300   Smith (A.O.) Corporation..............         281,925
    6,100   Trimble Navigation Limited
             Designs.+............................         108,656
    5,900   Vicor Corporation.+...................         166,306
                                                      ------------
                                                         1,799,313
                                                      ------------
            MEDICAL PRODUCTS AND SUPPLIES -- 2.3%
    2,900   Collagen Corporation..................          64,163
    4,600   Cooper Companies Inc. (The)+..........         195,213
    6,200   IDEXX Laboratories Inc.+..............         111,600
    3,700   Mentor Corporation (Minnesota)........         102,213
    8,500   Owens & Minor Inc. (New)..............         153,531
    9,400   Patterson Dental Company+.............         291,400
    8,050   PSS World Medical, Inc.+..............         189,175
    5,000   Respironics, Inc.+....................         144,688
    7,700   Safeskin Corporation+.................         568,838
    6,300   Sola International, Inc.+.............         261,056
    1,400   SpaceLabs Medical, Inc.+..............          30,975
    8,400   STERIS Corporation+...................         453,600
    3,700   Sunrise Medical, Inc.+................          58,969
    3,400   Vital Signs, Inc. ....................          76,922
      300   Zoll Medical Corporation+.............           1,688
                                                      ------------
                                                         2,704,031
                                                      ------------
            MEDICAL SERVICES -- 3.9%
    4,900   ADAC laboratories Designs.............         113,313
    9,300   Cerner Corporation+...................         199,369
    4,400   Express Scripts, Inc., Class A+.......         373,038
   10,100   Genesis Health Ventures+..............         284,063

 SHARES                                                  VALUE
------------------------------------------------------------------
            MEDICAL SERVICES -- (CONTINUED)
   18,300   Integrated Health Services Inc. ......    $    719,419
    6,800   Invacare Corporation..................         176,800
    9,000   Lincare Holdings Inc.+................         635,625
    8,000   Magellan Health Services Inc.+........         208,000
   15,300   Mariner Health Group, Inc.+...........         262,013
   12,726   Paragon Health Network Inc.+..........         252,927
   14,800   PhyCor Inc.+..........................         333,925
    4,700   Protein Design Labs, Inc.+............         184,475
    6,200   Renal Care Group, Inc.+...............         235,600
   10,800   Universal Health Services, Inc., Class
             B+...................................         623,700
                                                      ------------
                                                         4,602,267
                                                      ------------
            METALS AND MINING -- 0.6%
   14,800   AMCOL International Corporation.......         223,850
    3,700   Castle (A.M.) & Company...............          85,563
    4,700   Commonwealth Industries Inc. .........          81,956
    3,700   Handy & Harman........................         130,194
    4,400   Materials Sciences Corporation+.......          48,125
   13,300   Steel Technologies Inc. ..............         159,184
      700   WHX Corporation+......................          11,419
                                                      ------------
                                                           740,291
                                                      ------------
            METAL PROCESSORS & FABRICATES -- 0.8%
    5,500   Amcast Industrial Corporation.........         118,937
    6,600   Mueller Industries, Inc.+.............         417,863
    6,000   Quanex Corporation....................         180,375
    5,600   Wolverine Tube, Inc.+.................         224,700
                                                      ------------
                                                           941,875
                                                      ------------
            OFFICE SUPPLIES -- 0.2%
    6,000   Brady (WH) Company....................         201,000
      325   Gradco Systems Inc+...................           2,316
                                                      ------------
                                                           203,316
                                                      ------------
            OIL AND GAS -- 1.7%
    7,900   Cabot Oil & Gas Corporation...........         178,738
   14,400   Cross Timbers Oil Company.............         289,800
   11,100   Devon Energy Corporation..............         431,513
   18,600   Input/Output, Inc+....................         434,775
    9,490   Ocean Energy, Inc.+...................         223,607
      100   St. Mary Land & Exploration...........           3,822
   18,800   Vintage Petroleum Inc. ...............         394,800
                                                      ------------
                                                         1,957,055
                                                      ------------
            OIL AND GAS -- EQUIPMENT AND SERVICES -- 0.7%
    4,800   New Jersey Resources Corporation......         188,100
   11,800   Pool Energy Services Company+.........         275,825
    6,400   Seitel, Inc.+.........................          96,800
    4,900   Wicor, Inc. ..........................         237,038
                                                      ------------
                                                           797,763
                                                      ------------
            OIL AND GAS -- EXPLORATION -- 1.5%
    6,800   Benton Oil & Gas Company+.............          75,225
   14,400   Energen Corporation...................         316,800
    8,700   HS Resources, Inc.+...................         135,938
    4,900   KCS Energy Inc. ......................          78,400
    8,700   Northwest Natural Gas Company.........         244,688
    8,400   Plains Resources, Inc.+...............         142,800
    4,300   Pogo Producing Company................         136,525
    5,600   Remington Oil & Gas Corporation Class
             B+...................................          34,650

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            OIL AND GAS -- EXPLORATION -- (CONTINUED)
   31,200   Santa Fe Energy Resources, Inc.+......    $    343,200
    8,500   Snyder Oil Corporation................         173,186
    9,900   Southwestern Energy Company...........         105,188
                                                      ------------
                                                         1,786,600
                                                      ------------
            OIL AND GAS -- EXTRACTION -- 0.7%
   10,800   New Field Exploration Company+........         281,475
    9,700   Oceaneering International, Inc.+......         191,575
   16,900   Pride International, Inc.+............         403,488
                                                      ------------
                                                           876,538
                                                      ------------
            PAPER AND FOREST PRODUCTS -- 0.7%
   10,300   Buckeye Technologies Inc.+............         218,875
    6,700   Caraustar Industries, Inc. ...........         221,100
    8,300   Pope & Talbot Inc. ...................         126,056
    6,500   Schweitzer-Maudit International,
             Inc. ................................         224,250
                                                      ------------
                                                           790,281
                                                      ------------
            PHARMACEUTICALS -- 0.7%
    6,200   ALPHARMA Inc., Class A................         134,463
    1,400   Cor Therapeutics, Inc.+...............          17,325
   10,200   PharmaceuticalMarketing Services+.....         150,450
   12,200   Roberts Pharmaceutical Corporation+...         173,850
    6,200   Regeneron Pharmaceuticals, Inc.+......          45,725
   13,600   SEQUUS Pharmaceuticals, Inc+..........         143,650
   10,800   Syncor International Corporation+.....         196,425
                                                      ------------
                                                           861,888
                                                      ------------
            POLLUTION CONTROL -- 0.1%
   12,400   OHM Corporation+......................         166,625
                                                      ------------
            PRINTING AND PUBLISHING -- 1.6%
   10,100   Bowne & Co., Inc......................         417,888
   11,500   Merrill Corporation...................         253,000
    6,500   Thomas Nelson Publisher...............          89,375
   13,500   Valassis Communications, Inc.+........         553,500
   14,700   World Color Press, Inc.+..............         510,825
                                                      ------------
                                                         1,824,588
                                                      ------------
            PRODUCER GOODS -- 0.4%
    1,800   Dionex Corporation+...................         100,350
    4,400   Lydall, Inc.+.........................          79,475
    6,600   Zebra Technologies Corporation, Class
             A+...................................         254,100
                                                      ------------
                                                           433,925
                                                      ------------
            PROFESSIONAL SERVICES -- 1.4%
    5,900   CDI Corporation+......................         254,069
    6,200   Norrell Corporation...................         139,888
   13,200   Offshore Logistics, Inc.+.............         262,350
    6,700   DeVRY, Inc.+..........................         229,056
    6,500   Franklin Covey Company+...............         158,031
    6,300   National Data Corporation.............         261,844
    2,900   NFO Worldwide, Inc.+..................          60,900
    4,400   Volt Information Sciences, Inc.+......         245,300
                                                      ------------
                                                         1,611,438
                                                      ------------
            RECREATION -- 2.2%
    9,000   Arctic Cat Inc. ......................          83,813
    8,100   Aztar Corporation+....................          69,863

 SHARES                                                  VALUE
------------------------------------------------------------------
            RECREATION -- (CONTINUED)
   28,400   Bell Sports Corporation+..............    $    243,175
    4,900   Carmike Cinemas, Inc., Class A+.......         157,413
    3,400   GC Companies+.........................         177,863
   32,900   Grand Casinos, Inc.+..................         561,356
      600   Global Motorsport Group Inc.+.........          10,875
    7,500   Hollywood Park, Inc.+.................          88,125
    8,700   Huffy Corporation.....................         140,831
    4,600   K2 Inc. ..............................         102,635
    6,200   Players International Inc.+...........          30,613
   10,300   Regal Cinemas Inc.+...................         309,000
    3,800   Showboat, Inc. .......................         113,763
    5,600   Thor Industries, Inc. ................         229,250
    6,400   Winnebago Industries..................          75,600
    6,200   WMS Industries, Inc.+.................         194,138
                                                      ------------
                                                         2,588,313
                                                      ------------
            RESTAURANTS AND LODGING -- 3.1%
    8,700   Applebee's International, Inc. .......         201,188
    4,400   Capstar Hotel Company+................         152,625
    3,900   Cheesecake Factory (The)+.............         129,919
   12,100   CKE Restaurants Inc. .................         444,675
    6,500   Consolidated Products, Inc.+..........         125,125
   14,300   Foodmaker, Inc.+......................         277,060
    5,900   IHOP Corporation+.....................         226,413
    7,200   Landry's Seafood Restaurants, Inc.+...         221,400
    6,600   Luby's Cafeterias Inc. ...............         125,400
   10,900   Marcus Corporation....................         192,113
   16,600   Prime Hospitality Corporation+........         323,700
    9,900   Ruby Tuesday Inc. ....................         311,850
   20,700   Ryan's Family Steak Houses, Inc.+.....         187,594
    9,900   ShowBiz Pizza Time, Inc.+.............         329,794
    5,800   Sonic Corporation+....................         194,300
    5,600   Taco Cabana, Class A+.................          38,500
   14,700   TCBY Enterprises, Inc. ...............         147,000
                                                      ------------
                                                         3,628,656
                                                      ------------
            RETAIL -- DISCOUNT -- 1.1%
    8,500   Filene's Basement Corporation+........          45,688
   17,300   Ross Stores, Inc. ....................         763,363
   15,400   Shopko Stores, Inc. ..................         487,987
                                                      ------------
                                                         1,297,038
                                                      ------------
            RETAIL -- GENERAL -- 1.2%
   16,600   Arbor Drugs Inc. .....................         391,137
   28,600   Cash America International Inc. ......         464,750
    7,200   Damark International, Inc., Class
             A+...................................          89,100
    6,300   Hancock Fabrics, Inc. ................          98,044
    8,900   MicroAge Inc.+........................         112,363
    7,100   Regis Corporation.....................         213,000
                                                      ------------
                                                         1,368,394
                                                      ------------
            RETAIL -- SPECIALTY -- 3.4%
   22,400   Cato Corporation, Class A.............         266,000
    6,300   Designs, Inc.+........................          12,600
    6,300   Discount Auto Parts, Inc.+............         152,775
   14,100   Dress Barn, Inc.+.....................         405,375
    6,800   Eagle Hardware & Garden, Inc.+........         119,850
    9,900   Fabri-Centers of America, Class A+....         308,138
    3,300   Galoob Toys, Inc.+....................          32,794
    9,300   Lillian Vernon Corporation............         162,169
    6,000   Men's Warehouse Inc., The+............         222,000
   17,900   Michaels Stores, Inc.+................         669,013
    5,900   O'Reilly Automotive+..................         162,619
   18,800   Pier 1 Imports, Inc. .................         509,950

                       SEE NOTES TO FINANCIAL STATEMENTS.
    40

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            RETAIL -- SPECIALTY -- (CONTINUED)
    6,100   Stein Mart, Inc+......................    $    217,311
   10,800   Sports Authority, Inc (The)+..........         176,850
    3,600   Toro Company..........................         137,925
    7,200   Williams-Sonoma, Inc+.................         416,700
                                                      ------------
                                                         3,972,069
                                                      ------------
            SAVINGS AND LOANS -- 0.8%
   10,500   Downey Financial Corporation..........         339,938
   32,000   Sovereign Bancorp Inc. ...............         582,000
                                                      ------------
                                                           921,938
                                                      ------------
            SEMICONDUCTORS -- 1.3%
    4,200   Etec Systems, Inc.+...................         247,800
   14,900   International Rectifier
             Corporation+.........................         175,075
    4,200   Lattice Semiconductor Corporation+....         216,037
   10,400   Novellus Systems, Inc.+...............         449,800
    6,400   Photronics, Inc.+.....................         179,200
    6,600   Plexus Corporation+...................         131,175
    4,300   Speedfam International, Inc.+.........         110,994
                                                      ------------
                                                         1,510,081
                                                      ------------
            TECHNOLOGY -- 2.4%
    3,800   Amtech Corporation+...................          14,963
   12,000   Digital Microwave Corporation+........         177,000
    4,900   Marshall Industries+..................         163,537
   11,500   Macdermid Inc. .......................         330,625
   15,800   Progress Software Inc.+...............         474,000
   13,200   S3 Incorporated+......................          93,225
   17,700   Sterling Software Inc.+...............       1,000,050
   18,800   Telxon Corporation....................         498,200
    5,600   Valence Technology, Inc+..............          27,650
                                                      ------------
                                                         2,779,250
                                                      ------------
            TELECOMMUNICATIONS -- 1.3%
    6,700   Allen Telecom Inc+....................         105,525
    8,100   Aspect Telecommunications+............         217,181
    4,700   California Microwave, Inc+............         100,463
    2,300   Dialogic Corporations+................          98,181
   18,100   Digi International Inc+...............         498,881
   14,500   Tel-Save Holdings, Inc.+..............         329,875
    1,400   Centigram Communications
             Corporation+.........................          18,550
   10,500   Network Equipment Technologies,
             Inc.+................................         170,625
                                                      ------------
                                                         1,539,281
                                                      ------------
            TOBACCO -- 0.2%
   16,600   DiMon Inc. ...........................         277,013
                                                      ------------

 SHARES                                                  VALUE
------------------------------------------------------------------
            TRANSPORTATION -- AIRLINES -- 1.5%
    9,300   Air Express International
             Corporation..........................    $    247,031
    8,100   American Freightways Inc.+............          89,100
   19,800   Comair Holdings, Inc. ................         524,700
    6,700   Expeditors International of
             Washington, Inc. ....................         287,263
    6,600   Pittston Burlington Group.............         103,125
   12,100   Skywest Inc. .........................         441,650
                                                      ------------
                                                         1,692,869
                                                      ------------
            TRANSPORTATION -- MARINE -- 0.2%
    8,700   Kirby Corporation+....................         209,339
                                                      ------------
            TRANSPORTATION -- RAILROADS -- 0.3%
    1,400   Railtex, Inc.+........................          23,100
   10,300   U.S. Freightways Corporation..........         370,800
                                                      ------------
                                                           393,900
                                                      ------------
            TRUCKING AND SHIPPING -- 1.7%
   17,100   Arkansas Best Corporation+............         187,031
    3,800   Frozen Foods Express Industries.......          35,863
    8,400   Heartland Express Inc.+...............         233,100
    3,600   Landstar System Inc.+.................         116,100
    9,000   M.S. Carriers, Inc.+..................         304,875
   27,900   Rollins Truck Leasing Corporation.....         385,369
    5,000   Wabash National Corporation...........         145,000
   13,500   Werner Enterprises Inc. ..............         344,250
   13,800   Yellow Corporation+...................         263,925
                                                      ------------
                                                         2,015,513
                                                      ------------
            UTILITIES -- NATURAL GAS -- 1.5%
    7,200   Atmos Energy Corporation..............         213,300
    3,300   Cascade Natural Gas Corporation.......          54,450
    3,800   Connecticut Energy Corporation........         116,850
    8,700   KN Energy, Inc. ......................         513,843
      800   Pennsylvania Enterprises, Inc. .......          20,200
   10,700   Piedmont Natural Gas Company, Inc. ...         371,825
    6,200   Public Service Company of North
             Carolina, Inc. ......................         127,100
    6,700   Southwest Gas Corporation.............         139,863
    7,900   Valmont Industries Inc. ..............         191,575
                                                      ------------
                                                         1,749,006
                                                      ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Managed SmallCap Index Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)                            MARCH 31, 1998

 SHARES                                                  VALUE
------------------------------------------------------------------
            UTILITIES -- WATER -- 0.5%
    3,700   Aquarion Company......................    $    120,019
    1,400   Consumers Water Company...............          28,875
    5,901   Philadelphia Suburban Corporation.....         127,240
    3,700   Southern California Water Company.....          96,200
    9,900   United Water Resources, Inc. .........         178,819
                                                      ------------
                                                           551,153
                                                      ------------
            WIRE AND CABLE PRODUCTS -- 0.5%
   15,400   Anixter International Inc.+...........         283,938
    8,200   Cable Design Technologies+............         247,025
                                                      ------------
                                                           530,963
                                                      ------------
            TOTAL COMMON STOCKS
            (Cost $91,172,075)....................     116,307,082
                                                      ------------
INVESTMENT COMPANY -- 2.7% (Cost $3,165,000)
3,165,000   Nations Cash Reserves(a)..............       3,165,000
                                                      ------------
            TOTAL SECURITIES
             (Cost $94,337,075)...................     119,472,082
                                                      ------------
TOTAL INVESTMENTS
 (Cost $94,337,075*).......................  102.2%   119,472,082
OTHER ASSETS AND
 LIABILITIES (NET).........................   (2.2)    (2,582,687)
                                             -----   ------------
NET ASSETS.................................  100.0%  $116,889,395
                                             =====   ============

---------------

* Federal Income Tax Information: Net unrealized appreciation of investment securities was comprised of gross appreciation of $26,296,911 and gross depreciation of $2,403,352 for federal income tax purposes. At March 31, 1998, the aggregate cost of securities for federal income tax purposes was $95,578,523.

+  Non-income producing security.

(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by TradeStreet Investment Associates, Inc.

Comprehensive Abbreviation listing for all 3/31/98 Nations Managed Index Funds

ABBREVIATIONS:
ADR    American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
    42

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES                           MARCH 31, 1998

                                                                                             MANAGED
                                                               MANAGED                       SMALLCAP       MANAGED
                                                                VALUE         MANAGED         VALUE         SMALLCAP
                                                                INDEX          INDEX          INDEX          INDEX
                                                               -------------------------------------------------------
ASSETS:
Investments, at value (See accompanying schedules)..........  $9,614,530    $403,248,974    $3,916,234    $119,472,082
Cash........................................................          84             608           167             585
Short-term investments held as collateral for loaned
  securities................................................          --       1,190,343            --       3,226,229
Dividends receivable........................................      11,307         447,496         1,964          61,529
Receivable for Fund shares sold.............................      19,984         791,014         3,417         632,533
Receivable from investment advisor..........................      14,001           7,304        14,522              --
Variation margin on future contracts........................          --           7,200            --              --
Unamortized organization costs..............................          --           6,447            --           6,485
Prepaid expenses and other assets...........................      61,282          20,878        58,870              --
                                                              ----------    ------------    ----------    ------------
  Total Assets..............................................   9,721,188     405,720,264     3,995,174     123,399,443
                                                              ----------    ------------    ----------    ------------
LIABILITIES:
Collateral on securities loaned.............................          --       1,190,343            --       3,226,229
Payable for Fund shares redeemed............................          --         123,481            --          92,231
Payable for investment securities purchased.................          --              --            --       3,079,410
Investment advisory fee payable.............................         670          80,428           193          13,476
Administration fee payable..................................         796          29,331           329           9,211
Shareholder servicing and distribution fees payable.........       1,763          15,044         1,302           5,019
Transfer agent fees payable.................................       1,963          21,717         1,619           4,062
Custodian fees payable......................................       4,000          15,344         4,000          34,598
Accrued Trustees' fees and expenses.........................         135           6,718            70           1,270
Accrued expenses and other payables.........................       7,925              --         6,241          44,542
                                                              ----------    ------------    ----------    ------------
  Total Liabilities.........................................      17,252       1,482,406        13,754       6,510,048
                                                              ----------    ------------    ----------    ------------
NET ASSETS..................................................  $9,703,936    $404,237,858    $3,981,420    $116,889,395
                                                              ==========    ============    ==========    ============
Investments, at cost........................................  $8,619,231    $263,024,526    $3,435,948    $ 94,337,075
                                                              ==========    ============    ==========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)               MARCH 31, 1998

                                                                                             MANAGED
                                                               MANAGED                       SMALLCAP        MANAGED
                                                                VALUE         MANAGED         VALUE         SMALLCAP
                                                                INDEX          INDEX          INDEX           INDEX
                                                                -------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $8,708,568    $261,700,013    $3,471,549    $ 91,756,974
Undistributed net investment income.........................       1,265          17,276           775          11,400
Accumulated net realized gain/(loss) on investments sold and
  futures contracts.........................................      (1,196)      2,292,081        28,810         (13,986)
Net unrealized appreciation of investments and futures
  contracts.................................................     995,299     140,228,488       480,286      25,135,007
                                                              ----------    ------------    ----------    ------------
                                                              $9,703,936    $404,237,858    $3,981,420    $116,889,395
                                                              ==========    ============    ==========    ============
NET ASSETS:
Primary A Shares............................................  $7,330,214    $374,503,607    $2,105,931    $102,437,310
Primary B Shares............................................          --           3,217            --         159,929
Investor A Shares...........................................   2,369,649      25,446,712     1,859,404      13,768,330
Investor C Shares...........................................       4,073       4,284,322        16,085         523,826
SHARES OUTSTANDING:
Primary A Shares............................................     647,457      21,854,994       183,771       7,266,768
Primary B Shares............................................          --             188            --          11,350
Investor A Shares...........................................     209,306       1,484,868       162,260         977,519
Investor C Shares...........................................         360         249,970         1,404          37,172
PRIMARY A SHARES:
Net asset value, offering and redemption price per share....      $11.32          $17.14        $11.46           $14.10
PRIMARY B SHARES:
Net asset value, offering and redemption price per share....          --          $17.11            --           $14.09
INVESTOR A SHARES:
Net asset value, offering and redemption price per share....      $11.32          $17.14        $11.46           $14.08
INVESTOR C SHARES:
Net asset value, offering and redemption price per share....      $11.32          $17.14        $11.46           $14.09

                       SEE NOTES TO FINANCIAL STATEMENTS.
    44

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 1998

                                                                                                  MANAGED
                                                                  MANAGED                         SMALLCAP        MANAGED
                                                                   VALUE          MANAGED          VALUE         SMALLCAP
                                                                  INDEX(a)         INDEX          INDEX(b)         INDEX
                                                                 ----------------------------------------------------------
INVESTMENT INCOME:
Dividends...................................................     $   47,786     $  2,731,510      $ 12,644      $   761,327
Interest....................................................          4,156          126,140         3,361           88,659
Securities lending..........................................             --            2,077            --           15,275
                                                                 ----------     ------------      --------      -----------
      Total investment income...............................         51,942        2,859,727        16,005          865,261
                                                                 ----------     ------------      --------      -----------
EXPENSES:
Investment advisory fee.....................................         11,695          810,013         6,094          419,108
Administration fee..........................................          2,339          162,003         1,219           83,822
Transfer agent fees.........................................          1,964           82,099         1,619           46,418
Custodian fees..............................................          9,826           74,596        10,228          153,989
Legal and audit fees........................................          5,084           21,605         5,046           19,024
Registration and filing fees................................          3,900          114,795         2,064           99,105
Trustees' fees and expenses.................................            142            7,188            77            1,716
Amortization of organization costs..........................             --            1,842            --            1,853
Interest expense............................................             75            6,641           474           12,742
Other.......................................................          1,789           20,321           172           26,827
                                                                 ----------     ------------      --------      -----------
    Subtotal................................................         36,814        1,301,103        26,993          864,604
Shareholder servicing and distribution fees:
  Primary B Shares..........................................             --                8            --            1,026
  Investor A Shares.........................................          1,760           30,542         1,291           19,228
  Investor C Shares.........................................              3            9,879            23            1,100
Fees waived and expenses reimbursed by investment adviser...        (25,026)        (485,549)      (20,423)        (432,196)
                                                                 ----------     ------------      --------      -----------
      Total expenses........................................         13,551          855,983         7,884          453,762
Fees reduced by credits allowed by the custodian............            (39)             (38)          (26)            (993)
                                                                 ----------     ------------      --------      -----------
      Net expenses..........................................         13,512          855,945         7,858          452,769
                                                                 ----------     ------------      --------      -----------
NET INVESTMENT INCOME.......................................         38,430        2,003,782         8,147          412,492
                                                                 ----------     ------------      --------      -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................         (1,196)       1,657,892        28,810        2,070,618
  Futures contracts.........................................             --          642,555            --               --
                                                                 ----------     ------------      --------      -----------
Net realized gain/(loss) on investments.....................         (1,196)       2,300,447        28,810        2,070,618
                                                                 ----------     ------------      --------      -----------
Change in unrealized appreciation of:
  Securities (Note 8).......................................        995,299       64,006,415       480,286       27,093,286
  Future contracts..........................................             --            4,040            --               --
                                                                 ----------     ------------      --------      -----------
Net change in unrealized appreciation of investments........        995,299       64,010,455       480,286       27,093,286
                                                                 ----------     ------------      --------      -----------
Net realized and unrealized gain on investments.............        994,103       66,310,902       509,096       29,163,904
                                                                 ----------     ------------      --------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........     $1,032,533     $ 68,314,684      $517,243      $29,576,396
                                                                 ==========     ============      ========      ===========

---------------

(a) Managed Value Index commenced operations on November 24, 1997.

(b) Managed SmallCap Value Index commenced operations on November 24, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                                MANAGED
                                                              VALUE INDEX            MANAGED INDEX
                                                              ------------    ----------------------------
                                                              PERIOD ENDED     YEAR ENDED     PERIOD ENDED
                                                               3/31/98(a)       3/31/98        3/31/97(b)
                                                              --------------------------------------------
Net investment income.......................................   $   38,430     $  2,003,782    $   376,759
Net realized gain on investments............................       (1,196)       2,300,447        660,407
Net change in unrealized appreciation/(depreciation) of
  investments...............................................      995,299       64,010,455      2,880,648
                                                               ----------     ------------    -----------
Net increase in net assets resulting from operations........    1,032,533       68,314,684      3,917,814
Distributions to shareholders from net investment income:
  Primary A Shares..........................................      (29,056)      (1,917,398)      (346,136)
  Primary B Shares..........................................           --              (10)            --
  Investor A Shares.........................................       (8,100)        (116,636)       (14,348)
  Investor C Shares.........................................           (9)         (14,048)          (235)
Distributions to shareholders in excess of net investment
  income:
  Primary A Shares..........................................           --               --             --
  Primary B Shares..........................................           --               --             --
  Investor A Shares.........................................           --               --             --
  Investor C Shares.........................................           --               --             --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................           --         (602,933)            --
  Primary B Shares..........................................           --               --             --
  Investor A Shares.........................................           --          (48,138)            --
  Investor C Shares.........................................           --          (17,699)            --
Net increase in net assets from Fund share transactions:
  Primary A Shares..........................................    6,655,737      271,965,726     38,677,375
  Primary B Shares..........................................           --            2,735             --
  Investor A Shares.........................................    2,049,124       17,935,409      3,027,866
  Investor C Shares.........................................        3,707        3,388,586         85,234
                                                               ----------     ------------    -----------
Net increase in net assets..................................    9,703,936      358,890,278     45,347,570
NET ASSETS:
Beginning of year...........................................           --       45,347,580             10
                                                               ----------     ------------    -----------
End of year.................................................   $9,703,936     $404,237,858    $45,347,580
                                                               ==========     ============    ===========
Undistributed net investment income at end of year..........   $    1,265     $     17,276    $    59,744
                                                               ==========     ============    ===========

---------------

(a) Managed Value Index commenced operations on November 24, 1997.

(b) Managed Index commenced operations on July 31, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    46

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS

                                                              MANAGED SMALLCAP
                                                                VALUE INDEX          MANAGED SMALLCAP INDEX
                                                              ----------------    ----------------------------
                                                                PERIOD ENDED       YEAR ENDED     PERIOD ENDED
                                                                 3/31/98(c)         3/31/98        3/31/97(d)
                                                              ------------------------------------------------
Net investment income.......................................     $    8,147       $    412,492    $    94,642
Net realized gain on investments............................         28,810          2,070,618        221,580
Net unrealized appreciation/(depreciation) of investments...        480,286         27,093,286     (1,958,279)
                                                                 ----------       ------------    -----------
Net increase/(decrease) in net assets resulting from                517,243         29,576,396     (1,642,057)
  operations................................................
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (5,007)          (392,253)       (94,006)
  Primary B Shares..........................................             --               (228)          (116)
  Investor A Shares.........................................         (2,350)           (21,208)          (505)
  Investor C Shares.........................................            (15)              (143)           (15)
Distributions to shareholders in excess of net investment
  income:
  Primary A Shares..........................................             --                 --         (1,585)
  Primary B Shares..........................................             --                 --             (5)
  Investor A Shares.........................................             --                 --             (9)
  Investor C Shares.........................................             --                 --             --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................             --         (2,070,401)            --
  Primary B Shares..........................................             --             (4,945)            --
  Investor A Shares.........................................             --           (226,466)            --
  Investor C Shares.........................................             --             (4,164)            --
Net increase in net assets from Fund share transactions:
  Primary A Shares..........................................      1,812,961         36,945,743     42,567,497
  Primary B Shares..........................................             --              9,088         91,010
  Investor A Shares.........................................      1,644,463         11,359,879        349,649
  Investor C Shares.........................................         14,125            428,234         19,995
                                                                 ----------       ------------    -----------
Net increase in net assets..................................      3,981,420         75,599,532     41,289,853
NET ASSETS:
Beginning of year...........................................             --         41,289,863             10
                                                                 ----------       ------------    -----------
End of year.................................................     $3,981,420       $116,889,395    $41,289,863
                                                                 ==========       ============    ===========
Undistributed net investment income at end of year..........     $      775       $     11,400    $    10,679
                                                                 ==========       ============    ===========

---------------
(c) Managed SmallCap Value Index commenced operations on November 24, 1997.
(d) Managed SmallCap Index commenced operations on October 15, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                  MANAGED VALUE INDEX                          MANAGED INDEX
                                                     PERIOD ENDED                  YEAR ENDED                  PERIOD ENDED
                                                   MARCH 31, 1998(a)           MARCH 31, 1998(c)            MARCH 31, 1997(b)
                                                -----------------------    --------------------------    ------------------------
                                                 SHARES       DOLLARS        SHARES        DOLLARS        SHARES        DOLLARS
                                                ---------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold.........................................   863,139    $ 8,875,535    11,837,517    $183,806,029    3,689,780    $40,404,536
 Issued in exchange for Assets of NationsBank
   Common Trust Equity Index/Enhanced Market
   Fund (Note 8)..............................                              9,700,456     137,455,457           --             --
 Issued as reinvestment of dividends..........     2,514         27,674        81,985       1,155,891       26,353        308,705
 Redeemed.....................................  (218,196)    (2,247,472)   (3,315,976)    (50,451,651)    (165,121)    (2,035,866)
                                                --------    -----------    ----------    ------------    ---------    -----------
 Net increase.................................   647,457    $ 6,655,737    18,303,982    $271,965,726    3,551,012    $38,677,375
                                                --------    -----------    ----------    ------------    ---------    -----------
PRIMARY B SHARES:
 Sold.........................................        --    $        --           188    $      2,735           --    $        --
 Issued as reinvestment of dividends..........        --             --            --              --           --             --
 Redeemed.....................................        --             --            --              --           --             --
                                                --------    -----------    ----------    ------------    ---------    -----------
 Net increase.................................        --    $        --           188    $      2,735           --    $        --
                                                --------    -----------    ----------    ------------    ---------    -----------
INVESTOR A SHARES:
 Sold.........................................   437,965    $ 4,411,191     1,473,301    $ 21,672,456      262,757    $ 3,116,171
 Issued as reinvestment of dividends..........       733          8,041        10,286         144,740        1,165         14,151
 Redeemed.....................................  (229,392)    (2,370,108)     (254,125)     (3,881,787)      (8,516)      (102,456)
                                                --------    -----------    ----------    ------------    ---------    -----------
 Net increase.................................   209,306    $ 2,049,124     1,229,462    $ 17,935,409      255,406    $ 3,027,866
                                                --------    -----------    ----------    ------------    ---------    -----------
INVESTOR C SHARES:
 Sold.........................................       359    $     3,698       298,771    $  4,214,106        7,424    $    90,744
 Issued as reinvestment of dividends..........         1              9         2,302          32,403           33            392
 Redeemed.....................................        --             --       (58,090)       (857,923)        (470)        (5,902)
                                                --------    -----------    ----------    ------------    ---------    -----------
 Net increase.................................       360    $     3,707       242,983    $  3,388,586        6,987    $    85,234
                                                --------    -----------    ----------    ------------    ---------    -----------

---------------

(a) Managed Value Index commenced operations on November 24, 1997.

(b) Managed Index commenced operations on July 31, 1996.

(c) Managed Index Primary B Shares commenced operations on September 4, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    48

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                  MANAGED SMALLCAP
                                                     VALUE INDEX                          MANAGED SMALLCAP INDEX
                                                    PERIOD ENDED                  YEAR ENDED                  PERIOD ENDED
                                                  MARCH 31, 1998(b)             MARCH 31, 1998              MARCH 31, 1997(c)
                                               -----------------------    --------------------------    -------------------------
                                                SHARES       DOLLARS        SHARES        DOLLARS         SHARES        DOLLARS
                                               ----------------------------------------------------------------------------------
PRIMARY A SHARES:
 Sold........................................   284,487    $ 2,883,313     7,842,387    $ 95,131,109     4,852,113    $49,652,580
 Issued as reinvestment of dividends.........       441          4,687        73,245         917,467         2,903         28,920
 Redeemed....................................  (101,157)    (1,075,039)   (4,805,633)    (59,102,833)     (698,247)    (7,114,003)
                                               --------    -----------    ----------    ------------    ----------    -----------
 Net increase................................   183,771    $ 1,812,961     3,109,999    $ 36,945,743     4,156,769    $42,567,497
                                               --------    -----------    ----------    ------------    ----------    -----------
PRIMARY B SHARES:
 Sold........................................        --    $        --        17,077    $    196,943         8,788    $    91,010
 Issued as reinvestment of dividends.........        --             --            67             841            --             --
 Redeemed....................................        --             --       (14,582)       (188,696)           --             --
                                               --------    -----------    ----------    ------------    ----------    -----------
 Net increase................................        --    $        --         2,562    $      9,088         8,788    $    91,010
                                               --------    -----------    ----------    ------------    ----------    -----------
INVESTOR A SHARES:
 Sold........................................   386,757    $ 3,911,988     1,260,477    $ 15,372,377        34,925    $   359,548
 Issued as reinvestment of dividends.........       217          2,341        19,178         242,776            51            513
 Redeemed....................................  (224,714)    (2,269,866)     (336,105)     (4,255,274)       (1,007)       (10,412)
                                               --------    -----------    ----------    ------------    ----------    -----------
 Net increase................................   162,260    $ 1,644,463       943,550    $ 11,359,879        33,969    $   349,649
                                               --------    -----------    ----------    ------------    ----------    -----------
INVESTOR C SHARES:
 Sold........................................     1,466    $    14,790        38,832    $    474,391         1,917    $    19,980
 Issued as reinvestment of dividends.........         1             15           326           4,067             2             15
 Redeemed....................................       (63)          (680)       (3,905)        (50,224)           --             --
                                               --------    -----------    ----------    ------------    ----------    -----------
 Net increase................................     1,404    $    14,125        35,253    $    428,234         1,919    $    19,995
                                               --------    -----------    ----------    ------------    ----------    -----------

---------------

(b) Managed SmallCap Value Index commenced operations on November 24, 1997.

(c) Managed SmallCap Index commenced operations on October 15, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                                                     NET REALIZED
                            NET ASSET                    AND        NET INCREASE IN    DIVIDENDS    DISTRIBUTIONS       TOTAL
                              VALUE        NET        UNREALIZED       NET ASSET        FROM NET      FROM NET        DIVIDENDS
                            BEGINNING   INVESTMENT     GAIN ON         VALUE FROM      INVESTMENT     REALIZED           AND
                            OF PERIOD     INCOME     INVESTMENTS       OPERATIONS        INCOME     CAPITAL GAINS   DISTRIBUTIONS
                            -----------------------------------------------------------------------------------------------------
MANAGED VALUE INDEX
PRIMARY A
Period ended
  03/31/1998*#.............  $10.00       $0.07         $1.31            $1.38           $(0.06)           --          $(0.06)
INVESTOR A
Period ended
  03/31/1998*#.............  $10.00       $0.05         $1.32            $1.37           $(0.05)           --          $(0.05)
INVESTOR C
Period ended
  03/31/1998*#.............  $10.00       $0.04         $1.33            $1.37           $(0.05)           --          $(0.05)

---------------
  * Managed Value Index Primary A, Investor A and Investor C commenced operations on November 24, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 # Per share net investment income has been calculated using the monthly average share method.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    50

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                        ----------------------
                                              RATIO OF        RATIO OF                         RATIO OF
                               NET ASSETS     OPERATING    NET INVESTMENT                     OPERATING
      NET ASSET                  END OF      EXPENSES TO       INCOME       PORTFOLIO        EXPENSES TO           AVERAGE
        VALUE        TOTAL       PERIOD        AVERAGE       TO AVERAGE     TURNOVER           AVERAGE            COMMISSION
    END OF PERIOD   RETURN++   (IN 000'S)    NET ASSETS      NET ASSETS       RATE            NET ASSETS         RATE PAID(a)
    -------------------------------------------------------------------------------------------------------------------------
       $11.32        13.78%      $7,330          0.50%+(b)(c)    1.72%+        3%                1.57%+(b)         $0.0255
       $11.32        13.68%      $2,370          0.75%+(b)(c)    1.47%+        3%                1.82%+(b)         $0.0255
       $11.32        13.69%      $    4          1.00%+(b)(c)    1.22%+        3%                2.07%+(b)         $0.0255

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                               NET ASSET                 NET REALIZED    NET INCREASE IN   DIVIDENDS
                                                 VALUE        NET       AND UNREALIZED   NET ASSET VALUE    FROM NET
                                               BEGINNING   INVESTMENT      GAIN ON            FROM         INVESTMENT
                                               OF PERIOD     INCOME      INVESTMENTS       OPERATIONS        INCOME
                                               ----------------------------------------------------------------------
MANAGED INDEX

PRIMARY A
Year ended 03/31/1998........................   $11.89       $0.15          $5.42             $5.57          $(0.17)
Period ended 03/31/1997*.....................    10.00        0.15           1.87              2.02           (0.13)
PRIMARY B
Period ended 03/31/1998**....................   $14.52       $0.14          $2.73             $2.87          $(0.13)
INVESTOR A
Year ended 03/31/1998........................   $11.89       $0.14          $5.40             $5.54          $(0.14)
Period ended 03/31/1997*.....................    10.00        0.12           1.89              2.01           (0.12)
INVESTOR C
Year ended 03/31/1998........................   $11.90       $0.10          $5.39             $5.49          $(0.10)
Period ended 03/31/1997*.....................    10.00        0.11           1.90              2.01           (0.11)

                                               DISTRIBUTIONS       TOTAL
                                                 FROM NET        DIVIDENDS
                                                 REALIZED           AND
                                               CAPITAL GAINS   DISTRIBUTIONS
                                               -----------------------------
MANAGED INDEX
PRIMARY A
Year ended 03/31/1998........................     $(0.15)         $(0.32)
Period ended 03/31/1997*.....................         --           (0.13)
PRIMARY B
Period ended 03/31/1998**....................     $(0.15)         $(0.28)
INVESTOR A
Year ended 03/31/1998........................     $(0.15)         $(0.29)
Period ended 03/31/1997*.....................         --           (0.12)
INVESTOR C
Year ended 03/31/1998........................     $(0.15)         $(0.25)
Period ended 03/31/1997*.....................         --           (0.11)

---------------
  * Managed Index Primary A, Investor A and Investor C shares commenced operations on July 31, 1996.
 ** Managed Index Primary B Shares commenced operations on September 4, 1997.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (c) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    52

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               WITHOUT WAIVERS AND/OR
                                                                               EXPENSE REIMBURSEMENTS
                                                                               ----------------------
                                     RATIO OF        RATIO OF                         RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                     OPERATING
  VALUE                  END OF     EXPENSES TO       INCOME       PORTFOLIO        EXPENSES TO           AVERAGE
 END OF      TOTAL       PERIOD       AVERAGE       TO AVERAGE     TURNOVER           AVERAGE            COMMISSION
 PERIOD     RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS       RATE            NET ASSETS         RATE PAID(a)
--------------------------------------------------------------------------------------------------------------------
 $17.14      47.54%     $374,504       0.50%(b)(c)      1.26%         30%               0.80%(b)          $0.0267
  11.89      20.22        42,226       0.50+(b)        1.92+          17                1.05+(b)           0.0259
 $17.11      18.24%     $      3       1.00%+(b)(c)      0.76%+       30%               1.30%+(b)         $0.0267
 $17.14      47.21%     $ 25,447       0.75%(b)(c)      1.01%         30%               1.05%(b)          $0.0267
  11.89      20.12         3,038       0.75+(b)        1.67+          17                1.30+(b)           0.0259
 $17.14      46.71%     $  4,284       1.00%(b)(c)      0.76%         30%               1.30%(b)          $0.0267
  11.90      20.11            83       1.00+(b)        1.42+          17                1.55+(b)           0.0259

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                              NET ASSET                 NET REALIZED     NET INCREASE IN    DIVIDENDS
                                                VALUE        NET       AND UNREALIZED    NET ASSET VALUE     FROM NET
                                              BEGINNING   INVESTMENT        GAIN               FROM         INVESTMENT
                                              OF PERIOD     INCOME     ON INVESTMENTS       OPERATIONS        INCOME
                                              ------------------------------------------------------------------------
MANAGED SMALLCAP VALUE INDEX
PRIMARY A
Period ended 03/31/1998*.....................  $10.00       $0.03           $1.46             $1.49           $(0.03)
INVESTOR A
Period ended 03/31/1998*.....................  $10.00       $0.02           $1.46             $1.48           $(0.02)
INVESTOR C
Period ended 03/31/1998*.....................  $10.00       $0.01           $1.46             $1.47           $(0.01)


                                               DISTRIBUTIONS       TOTAL
                                                 FROM NET        DIVIDENDS
                                                 REALIZED           AND
                                               CAPITAL GAINS   DISTRIBUTIONS
                                               -----------------------------
MANAGED SMALLCAP VALUE INDEX
PRIMARY A
Period ended 03/31/1998*.....................         --          $(0.03)
INVESTOR A
Period ended 03/31/1998*.....................         --          $(0.02)
INVESTOR C
Period ended 03/31/1998*.....................         --          $(0.01)

---------------
 * Managed SmallCap Value Primary A, Investor A and Investor C commenced operations on November 24, 1997.
 + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
(a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
(c) The effect of interest expense on the operating expense ratio was 0.04%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    54

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                        WITHOUT WAIVERS AND/OR
                                                                                        EXPENSE REIMBURSEMENTS
                                                                                        ----------------------
                                              RATIO OF        RATIO OF                         RATIO OF
                               NET ASSETS     OPERATING    NET INVESTMENT                     OPERATING
      NET ASSET                  END OF      EXPENSES TO       INCOME       PORTFOLIO        EXPENSES TO           AVERAGE
        VALUE        TOTAL       PERIOD        AVERAGE       TO AVERAGE     TURNOVER           AVERAGE            COMMISSION
    END OF PERIOD   RETURN++   (IN 000'S)    NET ASSETS      NET ASSETS       RATE            NET ASSETS         RATE PAID(a)
    -------------------------------------------------------------------------------------------------------------------------
       $11.46        14.88%      $2,106          0.50%+(b)(c)    0.78%+       30%                2.17%+(b)         $0.0250
       $11.46        14.79%      $1,859          0.75%+(b)(c)    0.53%+       30%                2.42%+(b)         $0.0250
       $11.46        14.71%      $   16          1.00%+(b)(c)    0.28%+       30%                2.67%+(b)         $0.0250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                      NET ASSET                 NET REALIZED      NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                        VALUE        NET       AND UNREALIZED     (DECREASE) IN     FROM NET      FROM NET
                                      BEGINNING   INVESTMENT     GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT     REALIZED
                                      OF PERIOD     INCOME     ON INVESTMENTS    FROM OPERATIONS     INCOME     CAPITAL GAINS
                                      ---------------------------------------------------------------------------------------
MANAGED SMALLCAP INDEX
PRIMARY A
Year ended 03/31/1998...............   $ 9.83       $0.06          $ 4.58            $ 4.64          $(0.06)       $(0.31)
Period ended 03/31/1997*............    10.00        0.03           (0.17)            (0.14)          (0.03)           --
PRIMARY B
Year ended 03/31/1998...............   $ 9.83       $0.00          $ 4.58            $ 4.58          $(0.01)       $(0.31)
Period ended 03/31/1997*............    10.00        0.02           (0.17)            (0.15)          (0.02)           --
INVESTOR A
Year ended 03/31/1998...............   $ 9.82       $0.03          $ 4.57            $ 4.60          $(0.03)       $(0.31)
Period ended 03/31/1997*............    10.00        0.03           (0.18)            (0.15)          (0.03)           --
INVESTOR C
Year ended 03/31/1998...............   $ 9.83       $0.01          $ 4.58            $ 4.59          $(0.02)       $(0.31)
Period ended 03/31/1997*............    10.00        0.03           (0.17)            (0.14)          (0.03)           --

                                          TOTAL
                                        DIVIDENDS
                                           AND
                                      DISTRIBUTIONS
                                      -------------
MANAGED SMALLCAP INDEX
PRIMARY A
Year ended 03/31/1998...............     $(0.37)
Period ended 03/31/1997*............      (0.03)
PRIMARY B
Year ended 03/31/1998...............     $(0.32)
Period ended 03/31/1997*............      (0.02)
INVESTOR A
Year ended 03/31/1998...............     $(0.34)
Period ended 03/31/1997*............      (0.03)
INVESTOR C
Year ended 03/31/1998...............     $(0.33)
Period ended 03/31/1997*............      (0.03)

---------------
  * Managed SmallCap Index Primary A, Primary B, Investor A and Investor C commenced operations on October 15, 1996.
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
 (a) Average commission rate paid per share of securities purchased and sold by the Fund.
(b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (c) The effect of interest expense on the operating expense ratio was 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
    56

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                               WITHOUT WAIVERS AND/OR
                                                                               EXPENSE REIMBURSEMENTS
                                                                               ----------------------
                                     RATIO OF        RATIO OF                         RATIO OF
NET ASSET              NET ASSETS    OPERATING    NET INVESTMENT                     OPERATING
  VALUE                  END OF     EXPENSES TO       INCOME       PORTFOLIO        EXPENSES TO           AVERAGE
 END OF      TOTAL       PERIOD       AVERAGE       TO AVERAGE     TURNOVER           AVERAGE            COMMISSION
 PERIOD     RETURN++   (IN 000'S)   NET ASSETS      NET ASSETS       RATE            NET ASSETS         RATE PAID(a)
--------------------------------------------------------------------------------------------------------------------
 $14.10      47.71%     $102,437       0.50%(b)(c)      0.52%         62%               1.02%(b)          $0.0266
   9.83      (1.37)       40,851       0.50+           1.05+          18                1.21+              0.0279
 $14.09      47.04%     $    160       1.00%(b)(c)      0.02%         62%               1.52%(b)          $0.0266
   9.83      (1.51)           86       1.00+           0.55+          18                1.71+              0.0279
 $14.08      47.35%     $ 13,768       0.75%(b)(c)      0.27%         62%               1.27%(b)          $0.0266
   9.82      (1.52)          334       0.75+           0.80+          18                1.46+              0.0279
 $14.09      47.10%     $    524       1.00%(b)(c)      0.02%         62%               1.52%(b)          $0.0266
   9.83      (1.46)           19       1.00+           0.55+          18                1.71+              0.0279

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 1998, the Trust offered thirty-seven separate portfolios. Information presented in these financial statements pertains only to the four managed index portfolios of the Trust (each a "Fund" and collectively, the "Funds"). The financial statements for the other portfolios of the Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Primary B Shares, Investor A Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange or on the NASDAQ system are valued at the last sales price on the securities exchange or market on which such securities are primarily traded. Securities traded only on over-the-counter markets (other than on the NASDAQ system) are valued at the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets are valued by the investment adviser under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

Futures Contracts: Each Fund may invest in futures contracts for the purpose of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or for gaining exposure to the equity markets. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day. The Fund recognizes a realized gain or loss when the contract is closed, equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

Risks arise in the possible movement of the securities or indices underlying those investments. Risks also include the possibility that there may not be a liquid secondary market for these contracts, that a change in the value of the contract may not correlate with changes in the value of the underlying securities or that the counterparty to a contract may default on its obligation to perform.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: Distributions from net investment income are declared and paid each month by the Managed Index Fund; all other Funds declare and pay distributions each calendar quarter.

Each Fund will distribute net realized capital gains (including net short-term capital gains), annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to organization costs and currency gains and losses.

Reclassifications for the year ended March 31, 1998 were as follows:

                                                                     INCREASE/(DECREASE)   INCREASE/(DECREASE)
                                               INCREASE/(DECREASE)    UNDISTRIBUTED NET      ACCUMULATED NET
                                                 PAID-IN CAPITAL      INVESTMENT INCOME    REALIZED GAIN/(LOSS)
                                               ----------------------------------------------------------------
Managed Value Index..........................        $    --               $   --                 $  --
Managed Index................................         (1,842)               1,842                    --
Managed SmallCap Value Index.................             --                   --                    --
Managed SmallCap Index.......................         (1,853)               2,061                  (208)

Federal Income Tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses: General expenses of the Trust are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or class of shares are charged to such Fund's or class's operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares. The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from commencement of operations.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreement") with NationsBanc Advisors, Inc. ("NBAI") pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of this Investment Advisory Agreement, NBAI is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of each Fund's average daily net assets.

The Trust has, on behalf of its Funds, entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which, TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.10% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") serves as the administrator of the Trust. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as the co-administrator of the Trust. Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of average daily net assets of each Fund. Effective November 18, 1997, NBAI became the sub-administrator of the Trust pursuant to a sub-administration agreement with Stephens. Prior to that date, NationsBank served as administrator. For the year ended March 31, 1998, Stephens earned $147,395 from the Funds for its administration services, of which $13,132 and $11,842 was paid to NBAI and NationsBank, respectively, for their services as sub-administrator.

The investment adviser, sub-adviser and administrator may, from time to time, voluntarily reduce their fees payable by each Fund. For the year ended March 31, 1998, the fee waivers and reimbursements were as follows:

                                 FEES WAIVED    EXPENSES REIMBURSED
                                 BY ADVISER         BY ADVISER
                                 ----------------------------------
Managed Value Index............   $ 11,025            $14,001
Managed Index..................    449,019             36,530
Managed SmallCap Value Index...      5,901             14,522
Managed SmallCap Index.........    419,108             13,088

NationsBank of Texas, N.A. ("NationsBank of Texas") served as custodian of the Trust's assets and for the year ended March 31, 1998, earned $13,311

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

for providing such services. The Bank of New York ("BONY") has entered into an agreement with each of the Funds and NationsBank of Texas, whereby BONY serves as sub-custodian for the Funds. For the year ended March 31, 1998, expenses of the Funds were reduced by $1,096 under expense offset arrangements with BONY. Custodian fees reported in the Statements of Operations exclude these credits. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

First Data serves as the transfer agent for the Funds' shares. NationsBank of Texas served as the sub-transfer agent for the Primary Shares of the Funds and, for the year ended March 31, 1998, earned approximately $10,516 for providing such services.

Stephens serves as distributor of the Funds' shares. For the year ended March 31, 1998, the Funds were informed that the distributor received $266 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees are paid to affiliates of NationsBank and NBAI.

The Trust pays each unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust also reimburses expenses incurred by each unaffiliated Trustee in attending such meetings.

The Trust's eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of Operations.

Certain of the Funds have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Institutional Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the year ended March 31, 1998, the managed index portfolios earned $197,707 in the aggregate from such investments.

A significant portion of each Fund's Primary A Shares represent investments by fiduciary accounts over which NationsBank N.A. has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust has adopted a shareholder administration plan for Primary B Shares of each Fund and shareholder servicing and distribution plans for the Investor A and Investor C Shares of each Fund. The administration plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans are paid to affiliates of NationsBank and NBAI.

At March 31, 1998, the current rates and plan limits in effect, as a percentage of average daily net assets, were as follows:

                                                             PLAN
                                             CURRENT RATE    LIMIT
                                             ---------------------
Primary B Administration Plan..............      0.50%       0.60%
Investor A Shareholder Servicing and
 Distribution Plan.........................      0.25        0.25
Investor C Shareholder Servicing Plan......      0.25        0.25
Investor C Distribution Plan...............      0.25        0.75

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term investments, for the year ended March 31, 1998, were as follows:

                                       PURCHASES         SALES
                                      ---------------------------
Managed Value Index.................  $  8,490,260    $   137,834
Managed Index.......................   267,140,703     49,109,300
Managed SmallCap Value Index........     4,186,552        867,414
Managed SmallCap Index..............    96,954,474     48,859,245

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

There were no purchases or sales of long-term U.S. government securities for the year ended March 31, 1998.

5.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

As of March 31, 1998, an unlimited number of shares of beneficial interest without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.  LINE OF CREDIT

The Trust participates in an uncommitted line of credit provided by BONY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the federal funds rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

For the year ended March 31, 1998, borrowings by the Funds, under the agreements, were as follows:

                               AVERAGE                     AVERAGE
                               AMOUNT        AVERAGE        DEBT
           FUND              OUTSTANDING      SHARES      PER SHARE
-------------------------------------------------------------------
Managed Value Index........   $  1,233         636,056      $  --(a)
Managed Index..............     87,422      10,911,376         --(a)
Managed SmallCap Value
 Index.....................      7,945         342,173       0.02
Managed SmallCap Index.....    207,644       6,722,921       0.03

---------------
(a) Amount represents less than $0.01 per share.

The average amount outstanding was calculated based on daily balances in the period.

7.  LENDING OF PORTFOLIO SECURITIES

Under an agreement with BONY, the Funds have the ability to lend their securities to approved brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash, in an amount at least equal to the market value of the securities on loan. The cash collateral received is invested in Nations Cash Reserves, a portfolio of Nations Institutional Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BONY to borrowers, is remitted to BONY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At March 31, 1998, the following Funds had securities on loan:

                                    MARKET VALUE OF     MARKET VALUE
              FUND                 LOANED SECURITIES    OF COLLATERAL
---------------------------------------------------------------------
Managed Value Index..............     $       --         $       --
Managed Index....................      1,155,583          1,190,343
Managed SmallCap Value Index.....             --                 --
Managed SmallCap Index...........      3,140,013          3,226,229

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8.  REORGANIZATION

On November 12, 1997, Managed Index ("Acquiring Fund"), acquired the assets of Equity Index/Enhanced Market Fund, a common trust fund managed by NationsBank ("Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedule of Capital Stock Activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                       TOTAL NET ASSETS
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
----------------------------------------------------------------------------------
  $137,455,457       $111,268,594        $248,724,051            $73,337,385

9.  SUBSEQUENT EVENT

NationsBank of Texas merged into NationsBank on May 6, 1998. NationsBank began serving as custodian of the Trust's assets and sub-transfer agent for the Primary Shares of the Funds on that date and is providing the same services as were previously provided by NationsBank of Texas.

NATIONS FUNDS

--------------------------------------------------------------------------------
   REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nations Managed Value Index Fund, Nations Managed Index Fund, Nations Managed SmallCap Value Index Fund and Nations Managed SmallCap Index Fund (portfolios of Nations Fund Trust, hereafter referred to as the "Funds") at March 31, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received by the custodian, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
May 28, 1998

NATIONS FUNDS

--------------------------------------------------------------------------------
   TAX INFORMATION (UNAUDITED)

For the year ended March 31, 1998, the amount of long-term capital gain distributed to shareholders by the Managed Index Fund was $92,424 of which $92,424, is taxable as 28% rate gain.

Of the ordinary income (including short-term capital gain) distributions made by the Trust during the fiscal year ended March 31, 1998, the following percentages qualify for the dividend received deduction available to corporate shareholders:

Managed Value Index.........................................  100.00%
Managed Index...............................................   84.38
Managed SmallCap Value Index................................  100.00
Managed SmallCap Index......................................   22.43

                         [BACKGROUND DEPICTING BASKETS]

[NATIONS FUNDS LOGO]                                             BULK RATE
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                                                                     105






AR9 97495 3/98